Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	ENBRIDGE INC
Entity Central Index Key	0000895728
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	825,702,397
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

CONSOLIDATED STATEMENTS OF EARNINGS (CAD) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues
Commodity sales	6,272	4,504	12,196	9,342
Gas distribution sales	394	328	1,285	1,095
Transportation and other services	1,181	884	2,383	1,904
Total revenues	7,847	5,716	15,864	12,341
Expenses
Commodity costs	5,973	4,302	11,705	8,963
Gas distribution costs	212	141	878	700
Operating and administrative	796	681	1,460	1,313
Depreciation and amortization	334	310	656	610
Environmental costs, net of recoveries (Note 14)	56	23	239	26
Total expenses	7,371	5,457	14,938	11,612
Total operating income	476	259	926	729
Income from equity investments	64	43	165	89
Other income/(expense)	(169)	(31)	(217)	55
Interest expense	(204)	(213)	(459)	(430)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	167	58	415	443
Income taxes recovery/(expense) (Note 12)	(41)	18	(103)	(11)
Earnings	126	76	312	432
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(41)	(45)	62	(125)
Earnings attributable to Enbridge Inc.	85	31	374	307
Preference share dividends	(43)	(23)	(82)	(38)
Earnings attributable to Enbridge Inc. common shareholders	42	8	292	269
Earnings per common share attributable to Enbridge Inc. common shareholders (Note 8) (in Canadian dollars per share)	0.05	0.01	0.37	0.35
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (Note 8) (in Canadian dollars per share)	0.05	0.01	0.36	0.35

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Earnings	126	76	312	432
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	507	(288)	584	(128)
Change in unrealized loss on net investment hedges	(50)	(27)	(74)	(18)
Other comprehensive income/(loss) from equity investees	4	4	6	(1)
Reclassification to earnings of realized cash flow hedges	25	6	35	19
Reclassification to earnings of unrealized cash flow hedges	(13)	(3)	15	(1)
Reclassification to earnings of pension plans and other postretirement benefits (OPEB) amortization amounts	8	1	17	7
Change in foreign currency translation adjustment	342	161	529	33
Other comprehensive income/(loss)	823	(146)	1,112	(89)
Comprehensive income/(loss)	949	(70)	1,424	343
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests	(274)	(71)	(256)	(127)
Comprehensive income/(loss) attributable to Enbridge Inc.	675	(141)	1,168	216
Preference share dividends	(43)	(23)	(82)	(38)
Comprehensive income/(loss) attributable to Enbridge Inc. common shareholders	632	(164)	1,086	178

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAD) In Millions, except Per Share data, unless otherwise specified	Total	Total Enbridge Inc. shareholders' equity	Preference shares (Note 8)	Common shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss (Note 9)	Reciprocal shareholding	Noncontrolling interests	Comprehensive income/(loss)
Balance at Dec. 31, 2011			1,056	3,969	242	3,642	(1,496)	(187)	3,141
Increase (Decrease) in Stockholders' Equity
Shares issued			1,428	388
Dividend reinvestment and share purchase plan				138
Stock-based compensation					17
Options exercised				35	(6)
Issuance of treasury stock					236			61
Dilution gains and other					(20)
Earnings attributable to Enbridge Inc.	307					307
Preference share dividends						(38)
Common share dividends declared						(438)
Dividends paid to reciprocal shareholder						5
Redemption value adjustment attributable to redeemable noncontrolling interests						(78)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders							(91)
Earnings/(loss) attributable to noncontrolling interests									124	124
Change in unrealized gains/(loss) on cash flow hedges									(12)	(12)
Change in foreign currency translation adjustment									4	4
Reclassification to earnings of realized cash flow hedges									17	17
Reclassification to earnings of unrealized cash flow hedges									(4)	(4)
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									5	5
Comprehensive income attributable to noncontrolling interests									129	129
Contributions									3
Distributions									(205)
Acquisitions									(25)
Other									(4)
Dividends paid per common share (in canadian dollars per share)	0.565
Balance at Jun. 30, 2012	12,209	9,170	2,484	4,530	469	3,400	(1,587)	(126)	3,039
Balance at Dec. 31, 2012	13,504	0	3,707	4,732	522	3,173	(1,762)	(126)	3,258
Increase (Decrease) in Stockholders' Equity
Shares issued			992	586
Dividend reinvestment and share purchase plan				176
Stock-based compensation					19
Options exercised				51	(13)
Issuance of treasury stock					208			40
Dilution gains and other					4
Earnings attributable to Enbridge Inc.	374					374
Preference share dividends						(82)
Common share dividends declared						(513)
Dividends paid to reciprocal shareholder						9
Redemption value adjustment attributable to redeemable noncontrolling interests						(37)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders							794
Earnings/(loss) attributable to noncontrolling interests									(51)	(51)
Change in unrealized gains/(loss) on cash flow hedges									132	132
Change in foreign currency translation adjustment									172	172
Reclassification to earnings of realized cash flow hedges									13	13
Reclassification to earnings of unrealized cash flow hedges									(2)	(2)
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax									315	315
Comprehensive income attributable to noncontrolling interests									264	264
Contributions									280
Distributions									(228)
Other									9
Dividends paid per common share (in canadian dollars per share)	0.63
Balance at Jun. 30, 2013	16,437	12,854	4,699	5,545	740	2,924	(968)	(86)	3,583

CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating activities
Earnings	126	76	312	432
Depreciation and amortization	334	310	656	610
Changes in unrealized loss on derivative instruments	358	330	606	531
Cash distributions in excess of equity earnings	242	337	211	387
Deferred income taxes (recovery)/expenses	70	(61)	71	(85)
Other		27	65	47
Changes in regulatory assets and liabilities	8	11	20	26
Changes in environmental liabilities, net of recoveries (Note 14)	40	(7)	201	(9)
Changes in operating assets and liabilities	(241)	(39)	(412)	(307)
Net operating activities	937	984	1,730	1,632
Investing activities
Additions to property, plant and equipment	(1,599)	(1,183)	(3,056)	(1,999)
Long-term investments	(295)	(38)	(423)	(91)
Additions to intangible assets	(60)	(36)	(111)	(84)
Acquisition		(214)		(221)
Affiliate loans, net	1	1	3	3
Changes in restricted cash	4	(5)	(5)	(11)
Net investing activities	(1,949)	(1,475)	(3,592)	(2,403)
Financing activities
Net change in bank indebtedness and short-term borrowings	358	66	146	(106)
Net change in commercial paper and credit facility draws	(250)	(697)	129	(917)
Net change in Southern Lights project financing	(5)	(14)	(5)	(19)
Debenture and term note issues				500
Debenture and term note repayments	(210)		(410)
Contributions from noncontrolling interests	5	1	280	3
Distributions to noncontrolling interests	(114)	(103)	(228)	(205)
Contributions from redeemable noncontrolling interests			91
Distributions to redeemable noncontrolling interests	(18)	(11)	(36)	(23)
Preference shares issued	587	592	986	1,418
Common shares issued	592	392	614	409
Preference share dividends	(41)	(19)	(79)	(34)
Common share dividends	(173)	(149)	(337)	(305)
Net financing activities	731	58	1,151	721
Effect of translation of foreign denominated cash and cash equivalents	12	6	12	(6)
Decrease in cash and cash equivalents	(269)	(427)	(699)	(56)
Cash and cash equivalents at beginning of period	1,346	1,094	1,776	723
Cash and cash equivalents at end of period	1,077	667	1,077	667

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (CAD) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	1,077	1,776
Restricted cash	24	19
Accounts receivable and other (Note 5)	4,408	4,014
Accounts receivable from affiliates	18	12
Inventory	906	779
Total Current assets	6,433	6,600
Property, plant and equipment, net	36,807	33,318
Long-term investments (Note 6)	3,812	3,175
Deferred amounts and other assets	2,635	2,461
Intangible assets, net	917	817
Goodwill	440	419
Deferred income taxes	24	10
Total Assets	51,068	46,800
Current liabilities
Bank indebtedness	777	479
Short-term borrowings	431	583
Accounts payable and other	5,041	5,052
Interest payable	203	196
Environmental liabilities	345	107
Current maturities of long-term debt	874	652
Total Current liabilities	7,671	7,069
Long-term debt	20,145	20,203
Other long-term liabilities	2,925	2,541
Deferred income taxes	2,807	2,483
Total Liabilities	33,548	32,296
Contingencies (Note 14)
Redeemable noncontrolling interests	1,083	1,000
Share capital
Preference shares (Note 8)	4,699	3,707
Common shares (826 and 805 outstanding at June 30, 2013 and December 31, 2012, respectively)	5,545	4,732
Additional paid-in capital	740	522
Retained earnings	2,924	3,173
Accumulated other comprehensive loss (Note 9)	(968)	(1,762)
Reciprocal shareholding (Note 10)	(86)	(126)
Total Enbridge Inc. shareholders' equity	12,854	10,246
Noncontrolling interests	3,583	3,258
Total Equity	16,437	13,504
Total Liabilities and equity	51,068	46,800

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Common shares, outstanding	826	805

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2013
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.          BASIS OF PRESENTATION

The accompanying unaudited interim consolidated financial statements of Enbridge Inc. (Enbridge or the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and Regulation S-X for interim consolidated financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete consolidated financial statements and should be read in conjunction with the Company’s consolidated financial statements and notes thereto for the year ended December 31, 2012. In the opinion of management, the interim consolidated financial statements contain all adjustments, consisting only of normal recurring adjustments, which management considers necessary to present fairly the Company’s financial position as at June 30, 2013 and results of operations and cash flows for the three and six months ended June 30, 2013 and 2012. These interim consolidated financial statements follow the same significant accounting policies as those included in the Company’s consolidated financial statements as at and for the year ended December 31, 2012, except for the adoption of new standards (Note 3). Amounts are stated in Canadian dollars unless otherwise noted.

The Company’s operations and earnings for interim periods can be affected by seasonal fluctuations within the gas distribution utility business, as well as other factors such as the supply of and demand for crude oil and natural gas.

REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2013
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

2.          REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

In connection with the preparation of the Company’s consolidated financial statements for the three months ended March 31, 2013, an error was identified in the manner in which the Company recorded deferred regulatory assets associated with the difference between depreciation expense calculated in accordance with U.S. GAAP and negotiated depreciation rates recovered in transportation tolls for certain of its regulated operations. Further, to the extent the deferred regulatory asset gave rise to temporary differences, an offsetting regulatory asset with respect to deferred income taxes was also recognized. In accordance with accounting guidance found in Accounting Standards Codification (ASC) 250-10 (Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 99, Materiality), the Company assessed the materiality of the error and concluded that it was not material to any of the Company’s previously issued consolidated financial statements. In accordance with guidance found in ASC 250-10 (SEC Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), the Company will revise its comparative consolidated financial statements to correct the effect of this matter. This non-cash revision does not impact cash flows for any prior period.

The following tables present the effect of this correction on individual line items within the Company’s Consolidated Statements of Earnings and Consolidated Statements of Financial Position. The effects which flow through to the individual line items of Earnings, Depreciation and amortization, Cash distributions in excess of equity earnings, Deferred income taxes, Changes in regulatory assets and liabilities and Changes in operating assets and liabilities of the Consolidated Statements of Cash Flows are not significant and have no net effect on the Company’s cash flows from operating activities.

	Three months ended June 30, 2012			Three months ended June 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	886	(2)	884	1,063	(3)	1,060
Depreciation and amortization	300	10	310	274	10	284
Income from equity investments	34	9	43	54	6	60
Income taxes recovery/(expense)	18	-	18	(144)	1	(143)
Earnings	79	(3)	76	400	(6)	394
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(45)	-	(45)	(96)	1	(95)
Earnings attributable to Enbridge Inc.	34	(3)	31	304	(5)	299
Earnings attributable to Enbridge Inc. common shareholders	11	(3)	8	302	(5)	297
Earnings per common share attributable to Enbridge Inc. common shareholders	0.01	-	0.01	0.40	(0.01)	0.39
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.01	-	0.01	0.40	(0.01)	0.39

	Six months ended June 30, 2012			Six months ended June 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	1,908	(4)	1,904	2,102	(5)	2,097
Depreciation and amortization	590	20	610	551	21	572
Income from equity investments	72	17	89	109	12	121
Income taxes expense	(12)	1	(11)	(247)	3	(244)
Earnings	438	(6)	432	833	(11)	822
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(125)	-	(125)	(163)	1	(162)
Earnings attributable to Enbridge Inc.	313	(6)	307	670	(10)	660
Earnings attributable to Enbridge Inc. common shareholders	275	(6)	269	666	(10)	656
Earnings per common share attributable to Enbridge Inc. common shareholders	0.36	(0.01)	0.35	0.89	(0.02)	0.87
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.35	-	0.35	0.88	(0.02)	0.86

	Three months ended September 30, 2012			Three months ended September 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	910	(2)	908	888	(2)	886
Depreciation and amortization	293	8	301	272	10	282
Income from equity investments	32	8	40	31	6	37
Income taxes recovery/(expense)	(2)	-	(2)	24	1	25
Earnings	328	(2)	326	58	(5)	53
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(108)	-	(108)	(62)	-	(62)
Earnings attributable to Enbridge Inc.	220	(2)	218	(4)	(5)	(9)
Earnings attributable to Enbridge Inc. common shareholders	189	(2)	187	(5)	(5)	(10)
Earnings per common share attributable to Enbridge Inc. common shareholders	0.24	-	0.24	(0.01)	-	(0.01)
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.24	-	0.24	(0.01)	-	(0.01)

	Nine months ended September 30, 2012			Nine months ended September 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	2,818	(6)	2,812	2,990	(7)	2,983
Depreciation and amortization	883	28	911	823	31	854
Income from equity investments	104	25	129	140	18	158
Income taxes expense	(14)	1	(13)	(223)	4	(219)
Earnings	766	(8)	758	891	(16)	875
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(233)	-	(233)	(225)	1	(224)
Earnings attributable to Enbridge Inc.	533	(8)	525	666	(15)	651
Earnings attributable to Enbridge Inc. common shareholders	464	(8)	456	661	(15)	646
Earnings per common share attributable to Enbridge Inc. common shareholders	0.60	(0.01)	0.59	0.88	(0.02)	0.86
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.59	-	0.59	0.87	(0.02)	0.85

	Year ended December 31, 2012			Year ended December 31, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	4,295	(7)	4,288	4,536	(8)	4,528
Depreciation and amortization	1,206	36	1,242	1,112	42	1,154
Income from equity investments	160	35	195	210	23	233
Income taxes expense	(128)	1	(127)	(526)	6	(520)
Earnings	943	(7)	936	1,242	(21)	1,221
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(228)	(1)	(229)	(409)	2	(407)
Earnings attributable to Enbridge Inc.	715	(8)	707	833	(19)	814
Earnings attributable to Enbridge Inc. common shareholders	610	(8)	602	820	(19)	801
Earnings per common share attributable to Enbridge Inc. common shareholders	0.79	(0.01)	0.78	1.09	(0.02)	1.07
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.78	(0.01)	0.77	1.08	(0.03)	1.05

	Year ended December 31, 2010
	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	3,843	(4)	3,839
Depreciation and amortization	1,017	22	1,039
Income from equity investments	228	4	232
Income taxes expense	(227)	4	(223)
Earnings	781	(18)	763
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	170	4	174
Earnings attributable to Enbridge Inc.	951	(14)	937
Earnings attributable to Enbridge Inc. common shareholders	944	(14)	930
Earnings per common share attributable to Enbridge Inc. common shareholders	1.27	(0.01)	1.26
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	1.26	(0.02)	1.24

	As at December 31, 2012			As at December 31, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars)
Long-term investments	3,386	(211)	3,175	3,081	(248)	2,833
Deferred amounts and other assets	2,622	(161)	2,461	2,500	(116)	2,384
Deferred income tax liabilities	2,601	(118)	2,483	2,615	(116)	2,499
Retained earnings	3,464	(291)	3,173	3,926	(284)	3,642
Accumulated other comprehensive loss	(1,799)	37	(1,762)	(1,532)	36	(1,496)

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

3.          SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW STANDARDS

Balance Sheet Offsetting

Effective January 1, 2013, the Company adopted Accounting Standards Update (ASU) 2011-11 and ASU 2013-01, which require enhanced disclosures on the effect or potential effect of netting arrangements on an entity’s financial position. As the adoption of these updates impacted disclosure only, there was no impact to the Company’s consolidated financial position for the current or prior periods presented.

Accumulated Other Comprehensive Income

Effective January 1, 2013, the Company adopted ASU 2013-02, which requires enhanced disclosures on amounts reclassified out of Accumulated other comprehensive income/(loss) (AOCI). As the adoption of this update impacted disclosure only, there was no impact to the Company’s consolidated financial statements for the current or prior periods presented.

FUTURE ACCOUNTING POLICY CHANGES

Obligations Resulting from Joint and Several Liability Arrangements

ASU 2013-04 was issued in February 2013 and provides both measurement and disclosure guidance for obligations with fixed amounts at a reporting date resulting from joint and several liability arrangements. The adoption of the pronouncement is not anticipated to have a material impact on the Company’s consolidated financial statements. This accounting update is effective for annual and interim periods beginning after December 15, 2013 and is to be applied retrospectively.

Parent’s Accounting for the Cumulative Translation Adjustment

ASU 2013-05 was issued in March 2013 and provides guidance on the timing of release of the cumulative translation adjustment into net income when a disposition or ownership change occurs related to an investment in a foreign entity or a business within a foreign entity. The adoption of the pronouncement is not anticipated to have a material impact on the Company’s consolidated financial statements. This accounting update is effective for annual and interim periods beginning after December 15, 2013 and is to be applied prospectively.

SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2013
SEGMENTED INFORMATION
SEGMENTED INFORMATION

4.          SEGMENTED INFORMATION

Three months ended June 30, 2013	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate [1]	Consolidated
(millions of Canadian dollars)
Revenues	323	495	5,252	1,777	-	7,847
Commodity and gas distribution costs	-	(212)	(4,866)	(1,107)	-	(6,185)
Operating and administrative	(252)	(135)	(120)	(282)	(7)	(796)
Depreciation and amortization	(103)	(79)	(16)	(131)	(5)	(334)
Environmental costs, net of recoveries	(51)	-	-	(5)	-	(56)
	(83)	69	250	252	(12)	476
Income/(loss) from equity investments	36	-	31	14	(17)	64
Other income/(expense)	10	1	5	7	(192)	(169)
Interest income/(expense)	(73)	(38)	(20)	(98)	25	(204)
Income taxes recovery/(expense)	44	(5)	(106)	(63)	89	(41)
Earnings/(loss)	(66)	27	160	112	(107)	126
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	-	-	(40)	-	(41)
Preference share dividends	-	-	-	-	(43)	(43)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	(67)	27	160	72	(150)	42
Additions to property, plant and equipment	863	118	128	485	5	1,599

Three months ended June 30, 2012	Liquids Pipelines[2]	Gas Distribution	Gas Pipelines, Processing and Energy Services[2,3]	Sponsored Investments[2]	Corporate[1,3]	Consolidated
(millions of Canadian dollars)
Revenues	525	429	3,242	1,520	-	5,716
Commodity and gas distribution costs	-	(140)	(3,405)	(898)	-	(4,443)
Operating and administrative	(243)	(129)	(41)	(259)	(9)	(681)
Depreciation and amortization	(97)	(84)	(18)	(108)	(3)	(310)
Environmental costs, net of recoveries	-	-	-	(23)	-	(23)
	185	76	(222)	232	(12)	259
Income/(loss) from equity investments	6	-	35	12	(10)	43
Other income/(expense)	13	4	9	8	(65)	(31)
Interest income/(expense)	(66)	(40)	(13)	(96)	2	(213)
Income taxes recovery/(expense)	(29)	(20)	79	(47)	35	18
Earnings/(loss)	109	20	(112)	109	(50)	76
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	-	-	(44)	-	(45)
Preference share dividends	-	-	-	-	(23)	(23)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	108	20	(112)	65	(73)	8
Additions to property, plant and equipment	482	111	208	389	(7)	1,183

Six months ended June 30, 2013	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate[1]	Consolidated
(millions of Canadian dollars)
Revenues	867	1,561	9,895	3,541	-	15,864
Commodity and gas distribution costs	-	(878)	(9,434)	(2,271)	-	(12,583)
Operating and administrative	(490)	(269)	(161)	(542)	2	(1,460)
Depreciation and amortization	(203)	(158)	(31)	(255)	(9)	(656)
Environmental costs, net of recoveries	(51)	-	-	(188)	-	(239)
	123	256	269	285	(7)	926
Income from equity investments	61	-	64	27	13	165
Other income/(expense)	20	2	20	4	(263)	(217)
Interest expense	(144)	(78)	(38)	(191)	(8)	(459)
Income taxes recovery/(expense)	22	(46)	(126)	(75)	122	(103)
Earnings/(loss)	82	134	189	50	(143)	312
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	-	-	64	-	62
Preference share dividends	-	-	-	-	(82)	(82)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	80	134	189	114	(225)	292
Additions to property, plant and equipment	1,630	221	266	930	9	3,056

Six months ended June 30, 2012	Liquids Pipelines[2]	Gas Distribution	Gas Pipelines, Processing and Energy Services[2,3]	Sponsored Investments[2]	Corporate[1,3]	Consolidated
(millions of Canadian dollars)
Revenues	1,119	1,346	6,528	3,348	-	12,341
Commodity and gas distribution costs	-	(700)	(6,862)	(2,101)	-	(9,663)
Operating and administrative	(455)	(256)	(76)	(519)	(7)	(1,313)
Depreciation and amortization	(191)	(167)	(33)	(213)	(6)	(610)
Environmental costs, net of recoveries	-	-	-	(26)	-	(26)
	473	223	(443)	489	(13)	729
Income/(loss) from equity investments	7	-	71	27	(16)	89
Other income/(expense)	17	(1)	22	23	(6)	55
Interest expense	(128)	(81)	(24)	(194)	(3)	(430)
Income taxes recovery/(expense)	(76)	(43)	157	(92)	43	(11)
Earnings/(loss)	293	98	(217)	253	5	432
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	-	(1)	(122)	-	(125)
Preference share dividends	-	-	-	-	(38)	(38)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	291	98	(218)	131	(33)	269
Additions to property, plant and equipment	783	205	372	645	(6)	1,999

1           Included within the Corporate segment was Interest income of $101 million and $193 million for the three and six months ended June 30, 2013, respectively, (2012 - $86 million and $164 million, respectively) charged to other operating segments.

2            In December 2012, certain crude oil storage and renewable energy assets were transferred to Enbridge Income Fund within the Sponsored Investments segment. Earnings from the assets for the three and six months ended June 30, 2012 of $9 million and $18 million, respectively, have not been reclassified among segments for presentation purposes.

3            Due to a change in organizational structure, effective January 1, 2013, a loss of $3 million and additions to property, plant and equipment of $42 million and $58 million for the three and six months ended June 30, 2013, respectively, were reclassified from the Corporate segment to the Gas Pipelines, Processing and Energy Services segment.

TOTAL ASSETS

	June 30, 2013	December 31, 2012
(millions of Canadian dollars)
Liquids Pipelines	17,435	15,124
Gas Distribution	7,248	7,416
Gas Pipelines, Processing and Energy Services[1]	6,270	5,349
Sponsored Investments	16,992	15,648
Corporate[1]	3,123	3,263
	51,068	46,800

1            At December 31, 2012, total assets of $342 million were reclassified from the Corporate segment to the Gas Pipelines, Processing and Energy Services segment as a result of a change in organizational structure.

ACCOUNTS RECEIVABLE AND OTHER	6 Months Ended
Jun. 30, 2013
ACCOUNTS RECEIVABLE AND OTHER
ACCOUNTS RECEIVABLE AND OTHER

5.          ACCOUNTS RECEIVABLE AND OTHER

In June 2013, pursuant to a Receivables Purchase Agreement (the Receivables Agreement), certain trade and accrued receivables (the Receivables) have been sold by certain of Enbridge Energy Partners, L.P.’s (EEP) subsidiaries to a wholly-owned special purpose entity (SPE). The Receivables owned by the SPE are not available to Enbridge except through its 100% ownership in such SPE. In addition to the sale completed in June 2013, the Receivables Agreement provides for subsequent purchases to occur on a monthly basis through to December 2016; however, the accumulated purchases net of collections cannot exceed US$350 million at any one point. As at June 30, 2013, the value of trade and accrued receivables owned by the SPE totaled $217 million.

LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2013
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

6.          LONG-TERM INVESTMENTS

On April 5, 2013 the Company invested $107 million to acquire a 50% interest in Blackspring Ridge Wind Project (Blackspring Ridge), a wind energy project. The project is currently in the late stage of development. The Company’s interest in Blackspring Ridge is accounted for as a long-term equity investment and is included in the Gas Pipelines, Processing and Energy Services segment.

CREDIT FACILITIES	6 Months Ended
Jun. 30, 2013
CREDIT FACILITIES
CREDIT FACILITIES

7.          CREDIT FACILITIES

June 30, 2013	Maturity Dates[2]	Total Facilities	Draws[3]	Available
(millions of Canadian dollars)
Liquids Pipelines	2014	300	26	274
Gas Distribution	2014	713	439	274
Sponsored Investments	2014-2017	3,759	572	3,187
Corporate	2014-2017	9,928	2,647	7,281
		14,700	3,684	11,016
Southern Lights project financing[1]	2014	1,556	1,485	71
Total credit facilities		16,256	5,169	11,087

1            Total facilities inclusive of $62 million for debt service reserve letters of credit.

2            Total facilities include $35 million in demand facilities with no maturity date.

3            Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.

Credit facilities carry a weighted average standby fee of 0.2% per annum on the unused portion and draws bear interest at market rates. Certain credit facilities serve as a back-stop to the commercial paper programs and the Company has the option to extend the facilities, which are currently set to mature from 2014 to 2017.

Commercial paper and credit facility draws, net of short-term borrowings, of $3,129 million (December 31, 2012 - $2,925 million) are supported by the availability of long-term committed credit facilities and therefore have been classified as long-term debt.

SHARE CAPITAL	6 Months Ended
Jun. 30, 2013
SHARE CAPITAL
SHARE CAPITAL

8.          SHARE CAPITAL

PREFERENCE SHARES

	June 30, 2013		December 31, 2012
	Number of Shares	Amount	Number of Shares	Amount
(millions of Canadian dollars; number of preference shares in millions)
Preference Shares, Series A	5	125	5	125
Preference Shares, Series B	20	500	20	500
Preference Shares, Series D	18	450	18	450
Preference Shares, Series F	20	500	20	500
Preference Shares, Series H	14	350	14	350
Preference Shares, Series J	8	199	8	199
Preference Shares, Series L	16	411	16	411
Preference Shares, Series N	18	450	18	450
Preference Shares, Series P	16	400	16	400
Preference Shares, Series R	16	400	16	400
Preference Shares, Series 1	16	411	-	-
Preference Shares, Series 3	24	600	-	-
Issuance costs		(97)		(78)
Balance at end of period		4,699		3,707

Characteristics of the preference shares are as follows:

	Initial Yield	Dividend	[1]	Per Share Base Redemption Value[2]	Redemption and Conversion Option Date[2,3]	Right to Convert Into[3,4]
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.5%	$1.375		$25	-	-
Preference Shares, Series B	4.0%	$1.000		$25	June 1, 2017	Series C
Preference Shares, Series D	4.0%	$1.000		$25	March 1, 2018	Series E
Preference Shares, Series F	4.0%	$1.000		$25	June 1, 2018	Series G
Preference Shares, Series H	4.0%	$1.000		$25	September 1, 2018	Series I
Preference Shares, Series J	4.0%	US$1.000		US$25	June 1, 2017	Series K
Preference Shares, Series L	4.0%	US$1.000		US$25	September 1, 2017	Series M
Preference Shares, Series N	4.0%	$1.000		$25	December 1, 2018	Series O
Preference Shares, Series P	4.0%	$1.000		$25	March 1, 2019	Series Q
Preference Shares, Series R	4.0%	$1.000		$25	June 1, 2019	Series S
Preference Shares, Series 1	4.0%	US$1.000		US$25	June 1, 2018	Series 2
Preference Shares, Series 3[5]	4.0%	$1.000		$25	September 1, 2019	Series 4

1            The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend per year, as declared by the Board of Directors of the Company.

2            Preference Shares, Series A may be redeemed any time at the Company’s option. For all other series of Preference Shares, the Company may at its option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3            The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on the Conversion Option Date and every fifth anniversary thereafter.

4            Holders will be entitled to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x (90-day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q), 2.5% (Series S) or 2.4% (Series 4)); or US$25 x (number of days in quarter/365) x (90-day United States Government treasury bill rate + 3.1% (Series K), 3.2% (Series M) or 3.1% (Series 2)).

5            A cash dividend of $0.2384 per share will be payable on September 1, 2013 to Series 3 shareholders. The regular quarterly dividend of $0.25 per share will begin in the fourth quarter of 2013.

EARNINGS PER COMMON SHARE

Earnings per common share is calculated by dividing earnings applicable to common shareholders by the weighted average number of common shares outstanding. The weighted average number of common shares outstanding has been reduced by the Company’s pro-rata weighted average interest in its own common shares of 16 million and 17 million (2012 - 18 million and 22 million) for the three and six months ended June 30, 2013, resulting from the Company’s reciprocal investment in Noverco Inc. (Noverco).

The treasury stock method is used to determine the dilutive impact of stock options. This method assumes any proceeds from the exercise of stock options would be used to purchase common shares at the average market price during the period.

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(number of shares in millions)
Weighted average shares outstanding	806	770	797	763
Effect of dilutive options	11	13	12	12
Diluted weighted average shares outstanding	817	783	809	775

For both the three and six months ended June 30, 2013, 6,353,550 anti-dilutive stock options (2012 - nil for both the three and six months ended June 30) with a weighted average exercise price of $44.85 were excluded from the diluted earnings per common share calculation.

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS	6 Months Ended
Jun. 30, 2013
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS

9.          COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS

Changes in AOCI attributable to Enbridge common shareholders for the six months ended June 30, 2013 and 2012 are as follows:

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2013	(621)	474	(1,265)	(26)	(324)	(1,762)
Other comprehensive income/(loss) retained in AOCI	609	(86)	357	6	-	886
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	53	-	-	-	-	53
Commodity contracts[2]	(1)	-	-	-	-	(1)
Foreign exchange contracts[3]	(3)	-	-	-	-	(3)
Amortization of pension and OPEB actuarial loss[4]	-	-	-	-	23	23
	658	(86)	357	6	23	958
Tax impact
Income tax on amounts retained in AOCI	(160)	12	-	-	-	(148)
Income tax on amounts reclassified to earnings	(10)	-	-	-	(6)	(16)
	(170)	12	-	-	(6)	(164)
Balance at June 30, 2013	(133)	400	(908)	(20)	(307)	(968)

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2012	(476)	461	(1,167)	(28)	(286)	(1,496)
Other comprehensive income/(loss) retained in AOCI	(136)	(21)	29	4	-	(124)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	14	-	-	-	-	14
Commodity contracts[2]	(14)	-	-	-	-	(14)
Foreign exchange contracts[3]	(1)	-	-	-	-	(1)
Amortization of pension and OPEB actuarial loss[4]	-	-	-	-	9	9
	(137)	(21)	29	4	9	(116)
Tax impact
Income tax on amounts retained in AOCI	29	3	-	(5)	-	27
Income tax on amounts reclassified to earnings	-	-	-	-	(2)	(2)
	29	3	-	(5)	(2)	25
Balance at June 30, 2012	(584)	443	(1,138)	(29)	(279)	(1,587)

1            Reported within Interest expense in the Consolidated Statements of Earnings.

2            Reported within Commodity costs in the Consolidated Statements of Earnings.

3           Reported within Other income in the Consolidated Statements of Earnings.

4            These components are included in the computation of net periodic pension costs and are reported within Operating and administrative expense in the Consolidated Statements of Earnings.

RECIPROCAL SHAREHOLDING	6 Months Ended
Jun. 30, 2013
RECIPROCAL SHAREHOLDING
RECIPROCAL SHAREHOLDING

10.       RECIPROCAL SHAREHOLDING

At December 31, 2012, Noverco owned an approximate 6.0% reciprocal shareholding in the common shares of the Company. On May 28, 2013, Noverco sold 15 million Enbridge common shares through a secondary offering, thereby reducing the Company’s reciprocal shareholding to approximately 3.9% and resulting in an increase in equity. Enbridge’s share of the net after-tax proceeds of approximately $248 million was received as dividends from Noverco on June 4, 2013.

RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

11.       RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

MARKET PRICE RISK

The Company’s earnings, cash flows and other comprehensive income (OCI) are subject to movements in foreign exchange rates, interest rates, commodity prices and the Company’s share price (collectively, market price risk). Formal risk management policies, processes and systems have been designed to mitigate these risks.

The following summarizes the types of market price risks to which the Company is exposed and the risk management instruments used to mitigate them. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage the risks noted below.

Foreign Exchange Risk

The Company’s earnings, cash flows, and OCI are subject to foreign exchange rate variability, primarily arising from its United States dollar denominated investments and subsidiaries, and certain revenues denominated in United States dollars and certain expenses denominated in Euros. The Company has implemented a policy where it economically hedges a minimum level of foreign currency denominated earnings exposures identified over the next five year period. The Company may also hedge anticipated foreign currency denominated purchases or sales, foreign currency denominated debt, as well as certain equity investment balances and net investments in foreign denominated subsidiaries. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage variability in cash flows arising from its United States dollar investments and subsidiaries, and primarily non-qualifying derivative instruments to manage variability arising from certain revenues denominated in United States dollars.

Interest Rate Risk

The Company’s earnings and cash flows are exposed to short term interest rate variability due to the regular repricing of its variable rate debt, primarily commercial paper. Pay fixed-receive floating interest rate swaps and options are used to hedge against the effect of future interest rate movements. The Company has implemented a program to significantly mitigate the impact of short-term interest rate volatility on interest expense through 2017 with an average swap rate of 2.2%.

The Company’s earnings and cash flows are also exposed to variability in longer term interest rates ahead of anticipated fixed rate debt issuances. Forward starting interest rate swaps are used to hedge against the effect of future interest rate movements. The Company has implemented a program to significantly mitigate its exposure to long-term interest rate variability on select forecast term debt issuances through 2016. A total of $10,078 million of future fixed rate term debt issuances have been hedged at an average swap rate of 3.4%.

The Company also monitors its debt portfolio mix of fixed and variable rate debt instruments to maintain a consolidated portfolio of debt which stays within its Board of Directors approved policy limit band of a maximum of 25% floating rate debt as a percentage of total debt outstanding. The Company uses primarily qualifying derivative instruments to manage interest rate risk.

Commodity Price Risk

The Company’s earnings and cash flows are exposed to changes in commodity prices as a result of ownership interest in certain assets and investments, as well as through the activities of its energy services subsidiaries. These commodities include natural gas, crude oil, power and natural gas liquids (NGL). The Company employs financial derivative instruments to fix a portion of the variable price exposures that arise from physical transactions involving these commodities. The Company uses primarily non-qualifying derivative instruments to manage commodity price risk.

Equity Price Risk

Equity price risk is the risk of earnings fluctuations due to changes in the Company’s share price. The Company has exposure to its own common share price through the issuance of various forms of stock-based compensation, which affect earnings through revaluation of the outstanding units every period. The Company uses equity derivatives to manage the earnings volatility derived from one form of stock-based compensation, restricted stock units. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage equity price risk.

TOTAL DERIVATIVE INSTRUMENTS

The following table summarizes the balance sheet location and carrying value of the Company’s derivative instruments. The Company did not have any outstanding fair value hedges at June 30, 2013 or December 31, 2012.

The Company generally has a policy of entering into individual International Swaps and Derivatives Association, Inc. (ISDA) agreements, or other similar derivative agreements, with the majority of its derivative counterparties. These agreements provide for the net settlement of derivative instruments outstanding with specific counterparties in the event of bankruptcy or other significant credit event, and would reduce the Company’s credit risk exposure on derivative asset positions outstanding with the counterparties in these particular circumstances. The following table also summarizes the maximum potential settlement in the event of these specific circumstances. All amounts are presented gross in the Consolidated Statements of Financial Position.

June 30, 2013	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	13	13	73	99	(63)	36
Interest rate contracts	69	-	10	79	(10)	69
Commodity contracts	14	-	208	222	(91)	131
Other contracts	2	-	9	11	-	11
	98	13	300	411	(164)	247
Deferred amounts and other assets
Foreign exchange contracts	8	39	48	95	(75)	20
Interest rate contracts	285	-	5	290	(41)	249
Commodity contracts	11	-	63	74	(37)	37
Other contracts	2	-	2	4	-	4
	306	39	118	463	(153)	310
Accounts payable and other
Foreign exchange contracts	(2)	-	(99)	(101)	63	(38)
Interest rate contracts	(366)	-	(7)	(373)	20	(353)
Commodity contracts	(6)	-	(187)	(193)	91	(102)
	(374)	-	(293)	(667)	174	(493)
Other long-term liabilities
Foreign exchange contracts	(6)	(29)	(411)	(446)	75	(371)
Interest rate contracts	(101)	-	(7)	(108)	31	(77)
Commodity contracts	(1)	-	(483)	(484)	37	(447)
	(108)	(29)	(901)	(1,038)	143	(895)
Total net derivative asset/(liability)
Foreign exchange contracts	13	23	(389)	(353)	-	(353)
Interest rate contracts	(113)	-	1	(112)	-	(112)
Commodity contracts	18	-	(399)	(381)	-	(381)
Other contracts	4	-	11	15	-	15
	(78)	23	(776)	(831)	-	(831)

December 31, 2012	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	4	16	210	230	(101)	129
Interest rate contracts	7	-	9	16	(9)	7
Commodity contracts	9	-	119	128	(28)	100
Other contracts	3	-	6	9	-	9
	23	16	344	383	(138)	245
Deferred amounts and other assets
Foreign exchange contracts	11	79	225	315	(40)	275
Interest rate contracts	18	-	12	30	(25)	5
Commodity contracts	1	-	59	60	(32)	28
Other contracts	2	-	1	3	-	3
	32	79	297	408	(97)	311
Accounts payable and other
Foreign exchange contracts	(5)	-	(100)	(105)	101	(4)
Interest rate contracts	(673)	-	-	(673)	9	(664)
Commodity contracts	(3)	-	(294)	(297)	28	(269)
	(681)	-	(394)	(1,075)	138	(937)
Other long-term liabilities
Foreign exchange contracts	(41)	(5)	(23)	(69)	40	(29)
Interest rate contracts	(290)	-	(15)	(305)	25	(280)
Commodity contracts	(2)	-	(387)	(389)	32	(357)
	(333)	(5)	(425)	(763)	97	(666)
Total net derivative asset/(liability)
Foreign exchange contracts	(31)	90	312	371	-	371
Interest rate contracts	(938)	-	6	(932)	-	(932)
Commodity contracts	5	-	(503)	(498)	-	(498)
Other contracts	5	-	7	12	-	12
	(959)	90	(178)	(1,047)	-	(1,047)

The following table summarizes the maturity and notional principal or quantity outstanding related to the Company’s derivative instruments.

June 30, 2013	2013	2014	2015	2016	2017	2018	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	955	468	25	25	413	2	4
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,120	2,402	2,751	2,323	2,557	1,649	3,771
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	4	-	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	1,408	3,613	3,487	3,179	2,870	150	53
Interest rate contracts - long-term debt (millions of Canadian dollars)	3,273	3,861	1,776	1,168	-	-	-
Equity contracts (millions of Canadian dollars)	41	38	38	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	26	41	11	10	11	3	-
Commodity contracts - crude oil (millions of barrels)	10	36	29	23	18	9	-
Commodity contracts - NGL (millions of barrels)	3	3	-	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	51	55	5	20	40	30	16

December 31, 2012	2013	2014	2015	2016	2017	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	558	468	25	25	413	6
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,088	2,402	2,751	2,323	2,557	158
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	6	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	3,644	3,591	3,455	3,157	2,841	171
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,590	3,055	1,760	1,142	-	-
Equity contracts (millions of Canadian dollars)	39	36	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	55	19	10	10	11	3
Commodity contracts - crude oil (millions of barrels)	37	38	29	23	18	9
Commodity contracts - NGL (millions of barrels)	1	2	-	-	-	-
Commodity contracts - power (MWH)	51	67	48	63	83	66

The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income

The following table presents the effect of cash flow hedges and net investment hedges on the Company’s consolidated earnings and consolidated comprehensive income, before the effect of income taxes.

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	33	(10)	47	9
Interest rate contracts	710	(369)	789	(189)
Commodity contracts	17	89	17	81
Other contracts	(3)	1	(1)	-
Net investment hedges
Foreign exchange contracts	(45)	(21)	(67)	(18)
	712	(310)	785	(117)
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts[1]	(3)	(1)	(3)	(1)
Interest rate contracts[2]	33	10	46	24
Commodity contracts[3]	(4)	(5)	(4)	(3)
	26	4	39	20
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts[2]	(15)	4	23	4
Commodity contracts[3]	(1)	(3)	(2)	(5)
	(16)	1	21	(1)

1            Reported within Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Commodity costs in the Consolidated Statements of Earnings.

The Company estimates that $63 million of AOCI related to cash flow hedges will be reclassified to earnings in the next 12 months. Actual amounts reclassified to earnings depend on the foreign exchange rates, interest rates and commodity prices in effect when derivative contracts that are currently outstanding mature. For all forecasted transactions, the maximum term over which the Company is hedging exposures to the variability of cash flows is 54 months at June 30, 2013.

Non-Qualifying Derivatives

The following table presents the unrealized gains and losses associated with changes in the fair value of the Company’s non-qualifying derivatives.

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(millions of Canadian dollars)
Foreign exchange contracts[1]	(508)	(76)	(701)	(61)
Interest rate contracts[2]	(1)	1	(5)	(1)
Commodity contracts[3]	157	(239)	104	(442)
Other contracts[4]	(2)	5	4	5
Total unrealized derivative fair value loss	(354)	(309)	(598)	(499)

1            Reported within Transportation and other services revenues and Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

4            Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

LIQUIDITY RISK

Liquidity risk is the risk the Company will not be able to meet its financial obligations, including commitments, as they become due. In order to manage this risk, the Company forecasts cash requirements over a 12 month rolling time period to determine whether sufficient funds will be available. The Company’s primary sources of liquidity and capital resources are funds generated from operations, the issuance of commercial paper and draws under committed credit facilities and long-term debt, which includes debentures and medium-term notes. The Company maintains current shelf prospectuses with securities regulators, which enables, subject to market conditions, ready access to either the Canadian or United States public capital markets. In addition, the Company maintains sufficient liquidity through committed credit facilities with a diversified group of banks and institutions which, if necessary, enables the Company to fund all anticipated requirements for one year without accessing the capital markets. The Company is in compliance with all the terms and conditions of its committed credit facilities at June 30, 2013. As a result, all credit facilities are available to the Company and the banks are obligated to fund and have been funding the Company under the terms of the facilities.

CREDIT RISK

Entering into derivative financial instruments may result in exposure to credit risk. Credit risk arises from the possibility that a counterparty will default on its contractual obligations. The Company enters into risk management transactions primarily with institutions that possess investment grade credit ratings. Credit risk relating to derivative counterparties is mitigated by credit exposure limits and contractual requirements, frequent assessment of counterparty credit ratings and netting arrangements.

The Company had group credit concentrations and maximum credit exposure, with respect to derivative instruments, in the following counterparty segments:

	June 30, 2013	December 31, 2012
(millions of Canadian dollars)
Canadian financial institutions	304	306
United States financial institutions	214	129
European financial institutions	180	244
Other[1]	117	128
	815	807

1            Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

As at June 30, 2013, the Company had provided letters of credit totaling $125 million in lieu of providing cash collateral to its counterparties pursuant to the terms of the relevant ISDA agreements. The Company holds no significant cash collateral on asset exposures at June 30, 2013 or December 31, 2012.

Gross derivative balances have been presented without the effects of collateral posted. Derivative assets are adjusted for non-performance risk of the Company’s counterparties using their credit default swap spread rates, and are reflected in the fair value. For derivative liabilities, the Company’s non-performance risk is considered in the valuation.

Credit risk also arises from trade and other long-term receivables, and is mitigated through credit exposure limits and contractual requirements, assessment of credit ratings and netting arrangements. Credit risk is mitigated by the large and diversified customer base and the ability to recover an estimate for doubtful accounts through the ratemaking process. The Company actively monitors the financial strength of large industrial customers and, in select cases, has obtained additional security to minimize the risk of default on receivables. Generally, the Company classifies and provides for receivables older than 30 days as past due. The maximum exposure to credit risk related to non-derivative financial assets is their carrying value.

FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities measured at fair value on a recurring basis include derivative instruments. The Company also discloses the fair value of other financial instruments not measured at fair value. The fair value of financial instruments reflects the Company’s best estimates of market value based on generally accepted valuation techniques or models and are supported by observable market prices and rates. When such values are not available, the Company uses discounted cash flow analysis from applicable yield curves based on observable market inputs to estimate fair value.

FAIR VALUE OF DERIVATIVES

The Company categorizes its derivative instruments measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement.

Level 1

Level 1 includes derivatives measured at fair value based on unadjusted quoted prices for identical assets and liabilities in active markets that are accessible at the measurement date. An active market for a derivative is considered to be a market where transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The Company’s Level 1 instruments consist primarily of exchange-traded derivatives used to mitigate the risk of crude oil price fluctuations. The Company does not have any other financial instruments categorized as Level 1.

Level 2

Level 2 includes derivative valuations determined using directly or indirectly observable inputs other than quoted prices included within Level 1. Derivatives in this category are valued using models or other industry standard valuation techniques derived from observable market data. Such valuation techniques include inputs such as quoted forward prices, time value, volatility factors and broker quotes that can be observed or corroborated in the market for the entire duration of the derivative. Derivatives valued using Level 2 inputs include non-exchange traded derivatives such as over-the-counter foreign exchange forward and cross currency swap contracts, interest rate swaps, physical forward commodity contracts, as well as commodity swaps and options for which observable inputs can be obtained.

The Company has also categorized the fair value of its held to maturity preferred share investment and long-term debt as Level 2. The fair value of the Company’s held to maturity preferred share investment is primarily based on the yield of certain Government of Canada bonds. The fair value of the Company’s long-term debt is based on quoted market prices for instruments of similar yield, credit risk and tenure.

Level 3

Level 3 includes derivative valuations based on inputs which are less observable, unavailable or where the observable data does not support a significant portion of the derivatives’ fair value. Generally, Level 3 derivatives are longer dated transactions, occur in less active markets, occur at locations where pricing information is not available or have no binding broker quote to support Level 2 classification. The Company has developed methodologies, benchmarked against industry standards, to determine fair value for these derivatives based on extrapolation of observable future prices and rates. Derivatives valued using Level 3 inputs primarily include long-dated derivative power contracts and NGL and natural gas contracts. The Company does not have any other financial instruments categorized in Level 3.

The Company uses the most observable inputs available to estimate the fair value of its derivatives. When possible, the Company estimates the fair value of its derivatives based on quoted market prices. If quoted market prices are not available, the Company uses estimates from third party brokers. For non-exchange traded derivatives classified in Levels 2 and 3, the Company uses standard valuation techniques to calculate the estimated fair value. These methods include discounted cash flows for forwards and swaps and Black-Scholes-Merton pricing models for options. Depending on the type of derivative and nature of the underlying risk, the Company uses observable market prices (interest, foreign exchange, commodity and share price) and volatility as primary inputs to these valuation techniques. Finally, the Company considers its own credit default swap spread as well as the credit default swap spreads associated with its counterparties in its estimation of fair value.

The Company has categorized its derivative assets and liabilities measured at fair value as follows:

June 30, 2013	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	99	-	99
Interest rate contracts	-	79	-	79
Commodity contracts	3	97	122	222
Other contracts	-	11	-	11
	3	286	122	411
Long-term derivative assets
Foreign exchange contracts	-	95	-	95
Interest rate contracts	-	290	-	290
Commodity contracts	-	60	14	74
Other contracts	-	4	-	4
	-	449	14	463
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(101)	-	(101)
Interest rate contracts	-	(373)	-	(373)
Commodity contracts	(5)	(121)	(67)	(193)
	(5)	(595)	(67)	(667)
Long-term derivative liabilities
Foreign exchange contracts	-	(446)	-	(446)
Interest rate contracts	-	(108)	-	(108)
Commodity contracts	-	(336)	(148)	(484)
	-	(890)	(148)	(1,038)
Total net financial asset/(liability)
Foreign exchange contracts	-	(353)	-	(353)
Interest rate contracts	-	(112)	-	(112)
Commodity contracts	(2)	(300)	(79)	(381)
Other contracts	-	15	-	15
	(2)	(750)	(79)	(831)

December 31, 2012	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	230	-	230
Interest rate contracts	-	16	-	16
Commodity contracts	3	7	118	128
Other contracts	-	9	-	9
	3	262	118	383
Long-term derivative assets
Foreign exchange contracts	-	315	-	315
Interest rate contracts	-	30	-	30
Commodity contracts	-	51	9	60
Other contracts	-	3	-	3
	-	399	9	408
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(105)	-	(105)
Interest rate contracts	-	(673)	-	(673)
Commodity contracts	(9)	(212)	(76)	(297)
	(9)	(990)	(76)	(1,075)
Long-term derivative liabilities
Foreign exchange contracts	-	(69)	-	(69)
Interest rate contracts	-	(305)	-	(305)
Commodity contracts	-	(314)	(75)	(389)
	-	(688)	(75)	(763)
Total net financial asset/(liability)
Foreign exchange contracts	-	371	-	371
Interest rate contracts	-	(932)	-	(932)
Commodity contracts	(6)	(468)	(24)	(498)
Other contracts	-	12	-	12
	(6)	(1,017)	(24)	(1,047)

The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments were as follows:

June 30, 2013	Fair Value	Unobservable Input	Minimum Price	Maximum Price	Weighted Average Price
(fair value in millions of Canadian dollars)
Commodity contracts - financial[1]
Natural gas	3	Forward gas price	3.30	4.27	3.81	$/mmbtu[3]
Crude	10	Forward crude price	68.66	116.46	98.15	$/barrel
NGL	24	Forward NGL price	0.24	1.99	1.21	$/gallon
Power	(133)	Forward power price	40.50	95.50	58.73	$/MWH
Commodity contracts - physical[1]
Natural gas	(17)	Forward gas price	2.89	5.45	3.84	$/mmbtu[3]
Crude	15	Forward crude price	69.70	116.20	97.47	$/barrel
NGL	12	Forward NGL price	0.02	2.49	1.37	$/gallon
Power	(1)	Forward power price	30.74	39.91	33.06	$/MWH
Commodity options[2]
Natural gas	1	Option volatility	29%	36%	31%
NGL	7	Option volatility	25%	108%	47%
	(79)

1            Financial and physical forward commodity contracts are valued using a market approach valuation technique.

2            Commodity options contracts are valued using an option model valuation technique.

3            One million British thermal units (mmbtu).

If adjusted, the significant unobservable inputs disclosed in the table above would have a direct impact on the fair value of the Company’s Level 3 derivative instruments. The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments include forward commodity prices and, for option contracts, price volatility. Changes in forward commodity prices could result in significantly different fair values for the Company’s Level 3 derivatives. Changes in price volatility would change the value of the option contracts. Generally speaking, a change in the estimate of forward commodity prices is unrelated to a change in the estimate of price volatility.

Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy were as follows:

	Six months ended June 30,
	2013	2012
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of period	(24)	32
Total gains/(loss)
Included in earnings[1]	(74)	65
Included in OCI	11	50
Settlements	8	(6)
Level 3 net derivative asset/(liability) at end of period	(79)	141

1            Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

The Company’s policy is to recognize transfers as of the last day of the reporting period. There were no transfers between levels as at June 30, 2013 or 2012.

FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

The Company recognizes equity investments in other entities not categorized as held to maturity at fair value, with changes in fair value recorded in OCI, unless actively quoted prices are not available for fair value measurement in which case these investments are recorded at cost. The carrying value of all equity investments recognized at cost totaled $91 million at June 30, 2013 (December 31, 2012 - $66 million).

The Company has a held to maturity preferred share investment carried at its amortized cost of $274 million at June 30, 2013 (December 31, 2012 - $246 million). These preferred shares are entitled to a cumulative preferred dividend based on the average yield of Government of Canada bonds maturing in greater than 10 years plus a range of 4.3% to 4.4%. At June 30, 2013, the fair value of this preferred share investment approximates its face value of $580 million (December 31, 2012 - $580 million).

At June 30, 2013, the Company’s long-term debt had a carrying value of $21,019 million (December 31, 2012 - $20,855 million) and a fair value of $23,476 million (December 31, 2012 - $24,809 million).

INCOME TAXES	6 Months Ended
Jun. 30, 2013
INCOME TAXES
INCOME TAXES

12.       INCOME TAXES

The effective income tax rates for the three and six months ended June 30, 2013 were 24.6% and 24.8%, respectively (2012 - recovery of 31.0% and expense of 2.5%, respectively). In 2012, the effective rate reflected significant losses relating to certain risk management activities in the Company’s United States operations and the higher United States income tax rate over the Canadian federal statutory rate. The losses did not persist in the three or six months ended June 30, 2013.

The gross change for current year uncertain tax positions included an increase of $8 million with respect to Texas Gross Margin Tax and a decrease of $18 million recognizing the tax benefit pertaining to changes for tax on preferred share dividends which became enacted law during the second quarter of 2013.

RETIREMENT AND POSTRETIREMENT BENEFITS	6 Months Ended
Jun. 30, 2013
RETIREMENT AND POSTRETIREMENT BENEFITS
RETIREMENT AND POSTRETIREMENT BENEFITS

13.       RETIREMENT AND POSTRETIREMENT BENEFITS

The Company has three registered pension plans which provide either defined benefit or defined contribution pension benefits, or both, to employees of the Company. The Liquids Pipelines and Gas Distribution pension plans provide Company funded defined benefit pension and/or defined contribution benefits to Canadian employees of Enbridge. The Enbridge United States pension plan provides Company funded defined benefit pension benefits for United States based employees. The Company has four supplemental pension plans which provide pension benefits in excess of the basic plans for certain employees. The Company also provides OPEB, which primarily include supplemental health and dental, health spending account and life insurance coverage, for qualifying retired employees.

NET BENEFIT COSTS RECOGNIZED

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(millions of Canadian dollars)
Benefits earned during the period	29	25	57	48
Interest cost on projected benefit obligations	21	20	43	41
Expected return on plan assets	(26)	(24)	(52)	(48)
Amortization of prior service costs	-	-	1	-
Amortization of actuarial loss	13	6	26	12
Net benefit costs on an accrual basis[1,2]	37	27	75	53

1            Included in net benefit costs for the three and six months ended June 30, 2013 are costs related to OPEB of $5 million and $9 million (2012 - $5 million and $9 million).

2            For the three and six months ended June 30, 2013, offsetting regulatory assets of $1 million and $2 million (2012 - $5 million and $10 million) have been recorded to the extent pension and OPEB costs are expected to be collected from customers in future rates.

CONTINGENCIES	6 Months Ended
Jun. 30, 2013
CONTINGENCIES
CONTINGENCIES

14.       CONTINGENCIES

ENBRIDGE ENERGY PARTNERS, L.P.

Enbridge holds an approximate 21.1% combined direct and indirect ownership interest in EEP, which is consolidated with noncontrolling interests within the Sponsored Investments segment.

Lakehead System Crude Oil Releases

Line 6B Crude Oil Release

EEP continues to perform necessary remediation, restoration and monitoring of the areas affected by the Line 6B crude oil release. All of the initiatives EEP is undertaking in the monitoring and restoration phase are intended to restore the crude oil release area to the satisfaction of the appropriate regulatory authorities.

As at June 30, 2013, EEP’s total cost estimate for the Line 6B crude oil release was US$1,035 million ($167 million after-tax attributable to Enbridge) which is an increase of US$215 million ($30 million after-tax attributable to Enbridge) compared with the December 31, 2012 estimate. This total estimate is before insurance recoveries and excludes additional fines and penalties, which may be imposed by federal, state and local government agencies, other than the Pipeline and Hazardous Materials Safety Administration (PHMSA) civil penalty of US$3.7 million which was paid in the third quarter of 2012. On March 14, 2013, EEP received an order from the Environmental Protection Agency (EPA) (the Order) which defined the scope requiring additional containment and active recovery of submerged oil relating to the Line 6B crude oil release. EEP submitted its initial proposed work plan required by the EPA on April 4, 2013 and resubmitted the work plan on April 23, 2013. The EPA approved the Submerged Oil Recovery and Assessment (SORA) work plan with modification on May 8, 2013. EEP incorporate the modification and submitted an approved SORA on May 13, 2013. The Order states the work must be completed by December 31, 2013.

The US$175 million increase in the total cost estimate during the three month period ended March 31, 2013 was attributable to additional work required by the Order. The US$40 million increase during the three month period ended June 30, 2013 was attributable to further refinement and definition of the additional dredging scope per the Order and all associated environmental, permitting, waste removal and other related costs. The actual costs incurred may differ from the foregoing estimate as EEP completes the work plan with the EPA related to the Order and works with other regulatory agencies to assure its work plan complies with their requirements. Any such incremental costs will not be recovered under EEP’s insurance policies as the costs for the incident at June 30, 2013 exceeded the limits of its insurance coverage.

Expected losses associated with the Line 6B crude oil release included those costs that were considered probable and that could be reasonably estimated at June 30, 2013. Despite the efforts EEP has made to ensure the reasonableness of its estimates, there continues to be the potential for EEP to incur additional costs in connection with this crude oil release due to variations in any or all of the cost categories, including modified or revised requirements from regulatory agencies, in addition to fines and penalties and expenditures associated with litigation and settlement of claims.

Insurance Recoveries

EEP is included in the comprehensive insurance program that is maintained by Enbridge for its subsidiaries and affiliates which renews throughout the year. The May 1 insurance renewal programs include commercial liability insurance coverage that is consistent with coverage considered customary for its industry and includes coverage for environmental incidents such as those incurred for the crude oil releases from Lines 6A and 6B, excluding costs for fines and penalties.

The claims for the crude oil release for Line 6B are covered by Enbridge’s comprehensive insurance policy that expired on April 30, 2011, which had an aggregate limit of US$650 million for pollution liability. Based on EEP’s remediation spending through June 30, 2013, Enbridge and its affiliates have exceeded the limits of their coverage under this insurance policy. Additionally, fines and penalties would not be covered under the existing insurance policy. In the second quarter of 2013, EEP recognized US$42 million ($6 million after-tax attributable to Enbridge) of accrued insurance recoveries as reductions to environmental costs. In the first quarter of 2012, EEP received payments of US$50 million ($7 million after-tax attributable to Enbridge) for insurance receivable claims previously recognized as a reduction to environmental costs in 2011. As at June 30, 2013, EEP has recorded total insurance recoveries of US$547 million for the Line 6B crude oil release, out of the US$650 million aggregate limit. EEP expects to record receivables for additional amounts claimed for recovery pursuant to its insurance policies during the period that EEP deems realization of the claim for recovery to be probable.

Effective May 1, 2013, Enbridge renewed its comprehensive property and liability insurance programs, under which EEP is insured through April 30, 2014, with a current liability aggregate limit of US$685 million, including sudden and accidental pollution liability. In the unlikely event multiple insurable incidents occur which exceed coverage limits within the same insurance period, the total insurance coverage will be allocated among the Enbridge entities on an equitable basis based on an insurance allocation agreement EEP has entered into with Enbridge and another Enbridge subsidiary.

Legal and Regulatory Proceedings

A number of United States governmental agencies and regulators have initiated investigations into the Line 6B crude oil release. Approximately 45 actions or claims have been filed against Enbridge, EEP or their affiliates in United States federal and state courts in connection with the Line 6B crude oil release, including direct actions and actions seeking class status. Based on the current status of these cases, EEP does not expect the outcome of these actions to be material. As noted above, on July 2, 2012, PHMSA announced a Notice of Probable Violation related to the Line 6B crude oil release, including a civil penalty of US$3.7 million that EEP paid in the third quarter of 2012. One claim related to the Line 6A crude oil release has been filed against one of EEP’s affiliates by the State of Illinois in an Illinois state court. The parties are currently operating under an agreed interim order.

TAX MATTERS

Enbridge and its subsidiaries maintain tax liabilities related to uncertain tax positions. While fully supportable in the Company’s view, these tax positions, if challenged by tax authorities, may not be fully sustained on review.

OTHER LITIGATION

The Company and its subsidiaries are subject to various other legal and regulatory actions and proceedings which arise in the normal course of business, including interventions in regulatory proceedings and challenges to regulatory approvals and permits by special interest groups. While the final outcome of such actions and proceedings cannot be predicted with certainty, Management believes that the resolution of such actions and proceedings will not have a material impact on the Company’s consolidated financial position or results of operations.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.                         SUBSEQUENT EVENTS

On July 19, 2013, the Company acquired a 50% interest in Saint Robert Bellarmin Wind Project, an 80-megawatt wind energy project located in Quebec, for cash consideration of $106 million.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES
ADOPTION OF NEW STANDARDS

ADOPTION OF NEW STANDARDS

Balance Sheet Offsetting

Effective January 1, 2013, the Company adopted Accounting Standards Update (ASU) 2011-11 and ASU 2013-01, which require enhanced disclosures on the effect or potential effect of netting arrangements on an entity’s financial position. As the adoption of these updates impacted disclosure only, there was no impact to the Company’s consolidated financial position for the current or prior periods presented.

Accumulated Other Comprehensive Income

Effective January 1, 2013, the Company adopted ASU 2013-02, which requires enhanced disclosures on amounts reclassified out of Accumulated other comprehensive income/(loss) (AOCI). As the adoption of this update impacted disclosure only, there was no impact to the Company’s consolidated financial statements for the current or prior periods presented.

FUTURE ACCOUNTING POLICY CHANGES

FUTURE ACCOUNTING POLICY CHANGES

Obligations Resulting from Joint and Several Liability Arrangements

ASU 2013-04 was issued in February 2013 and provides both measurement and disclosure guidance for obligations with fixed amounts at a reporting date resulting from joint and several liability arrangements. The adoption of the pronouncement is not anticipated to have a material impact on the Company’s consolidated financial statements. This accounting update is effective for annual and interim periods beginning after December 15, 2013 and is to be applied retrospectively.

Parent’s Accounting for the Cumulative Translation Adjustment

ASU 2013-05 was issued in March 2013 and provides guidance on the timing of release of the cumulative translation adjustment into net income when a disposition or ownership change occurs related to an investment in a foreign entity or a business within a foreign entity. The adoption of the pronouncement is not anticipated to have a material impact on the Company’s consolidated financial statements. This accounting update is effective for annual and interim periods beginning after December 15, 2013 and is to be applied prospectively.

REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2013
REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS
Schedule of effect of correction in Consolidated Statements of Earnings and Consolidated Statements of Financial Position

	Three months ended June 30, 2012			Three months ended June 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	886	(2)	884	1,063	(3)	1,060
Depreciation and amortization	300	10	310	274	10	284
Income from equity investments	34	9	43	54	6	60
Income taxes recovery/(expense)	18	-	18	(144)	1	(143)
Earnings	79	(3)	76	400	(6)	394
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(45)	-	(45)	(96)	1	(95)
Earnings attributable to Enbridge Inc.	34	(3)	31	304	(5)	299
Earnings attributable to Enbridge Inc. common shareholders	11	(3)	8	302	(5)	297
Earnings per common share attributable to Enbridge Inc. common shareholders	0.01	-	0.01	0.40	(0.01)	0.39
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.01	-	0.01	0.40	(0.01)	0.39

	Six months ended June 30, 2012			Six months ended June 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	1,908	(4)	1,904	2,102	(5)	2,097
Depreciation and amortization	590	20	610	551	21	572
Income from equity investments	72	17	89	109	12	121
Income taxes expense	(12)	1	(11)	(247)	3	(244)
Earnings	438	(6)	432	833	(11)	822
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(125)	-	(125)	(163)	1	(162)
Earnings attributable to Enbridge Inc.	313	(6)	307	670	(10)	660
Earnings attributable to Enbridge Inc. common shareholders	275	(6)	269	666	(10)	656
Earnings per common share attributable to Enbridge Inc. common shareholders	0.36	(0.01)	0.35	0.89	(0.02)	0.87
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.35	-	0.35	0.88	(0.02)	0.86

	Three months ended September 30, 2012			Three months ended September 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	910	(2)	908	888	(2)	886
Depreciation and amortization	293	8	301	272	10	282
Income from equity investments	32	8	40	31	6	37
Income taxes recovery/(expense)	(2)	-	(2)	24	1	25
Earnings	328	(2)	326	58	(5)	53
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(108)	-	(108)	(62)	-	(62)
Earnings attributable to Enbridge Inc.	220	(2)	218	(4)	(5)	(9)
Earnings attributable to Enbridge Inc. common shareholders	189	(2)	187	(5)	(5)	(10)
Earnings per common share attributable to Enbridge Inc. common shareholders	0.24	-	0.24	(0.01)	-	(0.01)
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.24	-	0.24	(0.01)	-	(0.01)

	Nine months ended September 30, 2012			Nine months ended September 30, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	2,818	(6)	2,812	2,990	(7)	2,983
Depreciation and amortization	883	28	911	823	31	854
Income from equity investments	104	25	129	140	18	158
Income taxes expense	(14)	1	(13)	(223)	4	(219)
Earnings	766	(8)	758	891	(16)	875
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(233)	-	(233)	(225)	1	(224)
Earnings attributable to Enbridge Inc.	533	(8)	525	666	(15)	651
Earnings attributable to Enbridge Inc. common shareholders	464	(8)	456	661	(15)	646
Earnings per common share attributable to Enbridge Inc. common shareholders	0.60	(0.01)	0.59	0.88	(0.02)	0.86
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.59	-	0.59	0.87	(0.02)	0.85

	Year ended December 31, 2012			Year ended December 31, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	4,295	(7)	4,288	4,536	(8)	4,528
Depreciation and amortization	1,206	36	1,242	1,112	42	1,154
Income from equity investments	160	35	195	210	23	233
Income taxes expense	(128)	1	(127)	(526)	6	(520)
Earnings	943	(7)	936	1,242	(21)	1,221
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(228)	(1)	(229)	(409)	2	(407)
Earnings attributable to Enbridge Inc.	715	(8)	707	833	(19)	814
Earnings attributable to Enbridge Inc. common shareholders	610	(8)	602	820	(19)	801
Earnings per common share attributable to Enbridge Inc. common shareholders	0.79	(0.01)	0.78	1.09	(0.02)	1.07
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	0.78	(0.01)	0.77	1.08	(0.03)	1.05

	Year ended December 31, 2010
	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars, except per share amounts)
Transportation and other services revenues	3,843	(4)	3,839
Depreciation and amortization	1,017	22	1,039
Income from equity investments	228	4	232
Income taxes expense	(227)	4	(223)
Earnings	781	(18)	763
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	170	4	174
Earnings attributable to Enbridge Inc.	951	(14)	937
Earnings attributable to Enbridge Inc. common shareholders	944	(14)	930
Earnings per common share attributable to Enbridge Inc. common shareholders	1.27	(0.01)	1.26
Diluted earnings per common share attributable to Enbridge Inc. common shareholders	1.26	(0.02)	1.24

	As at December 31, 2012			As at December 31, 2011
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
(unaudited; millions of Canadian dollars)
Long-term investments	3,386	(211)	3,175	3,081	(248)	2,833
Deferred amounts and other assets	2,622	(161)	2,461	2,500	(116)	2,384
Deferred income tax liabilities	2,601	(118)	2,483	2,615	(116)	2,499
Retained earnings	3,464	(291)	3,173	3,926	(284)	3,642
Accumulated other comprehensive loss	(1,799)	37	(1,762)	(1,532)	36	(1,496)

SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
SEGMENTED INFORMATION
Schedule of reporting information by segment
Three months ended June 30, 2013	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate [1]	Consolidated
(millions of Canadian dollars)
Revenues	323	495	5,252	1,777	-	7,847
Commodity and gas distribution costs	-	(212)	(4,866)	(1,107)	-	(6,185)
Operating and administrative	(252)	(135)	(120)	(282)	(7)	(796)
Depreciation and amortization	(103)	(79)	(16)	(131)	(5)	(334)
Environmental costs, net of recoveries	(51)	-	-	(5)	-	(56)
	(83)	69	250	252	(12)	476
Income/(loss) from equity investments	36	-	31	14	(17)	64
Other income/(expense)	10	1	5	7	(192)	(169)
Interest income/(expense)	(73)	(38)	(20)	(98)	25	(204)
Income taxes recovery/(expense)	44	(5)	(106)	(63)	89	(41)
Earnings/(loss)	(66)	27	160	112	(107)	126
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	-	-	(40)	-	(41)
Preference share dividends	-	-	-	-	(43)	(43)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	(67)	27	160	72	(150)	42
Additions to property, plant and equipment	863	118	128	485	5	1,599

Three months ended June 30, 2012	Liquids Pipelines[2]	Gas Distribution	Gas Pipelines, Processing and Energy Services[2,3]	Sponsored Investments[2]	Corporate[1,3]	Consolidated
(millions of Canadian dollars)
Revenues	525	429	3,242	1,520	-	5,716
Commodity and gas distribution costs	-	(140)	(3,405)	(898)	-	(4,443)
Operating and administrative	(243)	(129)	(41)	(259)	(9)	(681)
Depreciation and amortization	(97)	(84)	(18)	(108)	(3)	(310)
Environmental costs, net of recoveries	-	-	-	(23)	-	(23)
	185	76	(222)	232	(12)	259
Income/(loss) from equity investments	6	-	35	12	(10)	43
Other income/(expense)	13	4	9	8	(65)	(31)
Interest income/(expense)	(66)	(40)	(13)	(96)	2	(213)
Income taxes recovery/(expense)	(29)	(20)	79	(47)	35	18
Earnings/(loss)	109	20	(112)	109	(50)	76
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	-	-	(44)	-	(45)
Preference share dividends	-	-	-	-	(23)	(23)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	108	20	(112)	65	(73)	8
Additions to property, plant and equipment	482	111	208	389	(7)	1,183

Six months ended June 30, 2013	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate[1]	Consolidated
(millions of Canadian dollars)
Revenues	867	1,561	9,895	3,541	-	15,864
Commodity and gas distribution costs	-	(878)	(9,434)	(2,271)	-	(12,583)
Operating and administrative	(490)	(269)	(161)	(542)	2	(1,460)
Depreciation and amortization	(203)	(158)	(31)	(255)	(9)	(656)
Environmental costs, net of recoveries	(51)	-	-	(188)	-	(239)
	123	256	269	285	(7)	926
Income from equity investments	61	-	64	27	13	165
Other income/(expense)	20	2	20	4	(263)	(217)
Interest expense	(144)	(78)	(38)	(191)	(8)	(459)
Income taxes recovery/(expense)	22	(46)	(126)	(75)	122	(103)
Earnings/(loss)	82	134	189	50	(143)	312
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	-	-	64	-	62
Preference share dividends	-	-	-	-	(82)	(82)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	80	134	189	114	(225)	292
Additions to property, plant and equipment	1,630	221	266	930	9	3,056

Six months ended June 30, 2012	Liquids Pipelines[2]	Gas Distribution	Gas Pipelines, Processing and Energy Services[2,3]	Sponsored Investments[2]	Corporate[1,3]	Consolidated
(millions of Canadian dollars)
Revenues	1,119	1,346	6,528	3,348	-	12,341
Commodity and gas distribution costs	-	(700)	(6,862)	(2,101)	-	(9,663)
Operating and administrative	(455)	(256)	(76)	(519)	(7)	(1,313)
Depreciation and amortization	(191)	(167)	(33)	(213)	(6)	(610)
Environmental costs, net of recoveries	-	-	-	(26)	-	(26)
	473	223	(443)	489	(13)	729
Income/(loss) from equity investments	7	-	71	27	(16)	89
Other income/(expense)	17	(1)	22	23	(6)	55
Interest expense	(128)	(81)	(24)	(194)	(3)	(430)
Income taxes recovery/(expense)	(76)	(43)	157	(92)	43	(11)
Earnings/(loss)	293	98	(217)	253	5	432
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	-	(1)	(122)	-	(125)
Preference share dividends	-	-	-	-	(38)	(38)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	291	98	(218)	131	(33)	269
Additions to property, plant and equipment	783	205	372	645	(6)	1,999

1           Included within the Corporate segment was Interest income of $101 million and $193 million for the three and six months ended June 30, 2013, respectively, (2012 - $86 million and $164 million, respectively) charged to other operating segments.

2            In December 2012, certain crude oil storage and renewable energy assets were transferred to Enbridge Income Fund within the Sponsored Investments segment. Earnings from the assets for the three and six months ended June 30, 2012 of $9 million and $18 million, respectively, have not been reclassified among segments for presentation purposes.

3            Due to a change in organizational structure, effective January 1, 2013, a loss of $3 million and additions to property, plant and equipment of $42 million and $58 million for the three and six months ended June 30, 2013, respectively, were reclassified from the Corporate segment to the Gas Pipelines, Processing and Energy Services segment.

TOTAL ASSETS

	June 30, 2013	December 31, 2012
(millions of Canadian dollars)
Liquids Pipelines	17,435	15,124
Gas Distribution	7,248	7,416
Gas Pipelines, Processing and Energy Services[1]	6,270	5,349
Sponsored Investments	16,992	15,648
Corporate[1]	3,123	3,263
	51,068	46,800

1            At December 31, 2012, total assets of $342 million were reclassified from the Corporate segment to the Gas Pipelines, Processing and Energy Services segment as a result of a change in organizational structure.

CREDIT FACILITIES (Tables)	6 Months Ended
Jun. 30, 2013
CREDIT FACILITIES
Schedule of credit facilities
June 30, 2013	Maturity Dates[2]	Total Facilities	Draws[3]	Available
(millions of Canadian dollars)
Liquids Pipelines	2014	300	26	274
Gas Distribution	2014	713	439	274
Sponsored Investments	2014-2017	3,759	572	3,187
Corporate	2014-2017	9,928	2,647	7,281
		14,700	3,684	11,016
Southern Lights project financing[1]	2014	1,556	1,485	71
Total credit facilities		16,256	5,169	11,087

1            Total facilities inclusive of $62 million for debt service reserve letters of credit.

2            Total facilities include $35 million in demand facilities with no maturity date.

3            Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.

SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2013
SHARE CAPITAL
Schedule of preference shares
	June 30, 2013		December 31, 2012
	Number of Shares	Amount	Number of Shares	Amount
(millions of Canadian dollars; number of preference shares in millions)
Preference Shares, Series A	5	125	5	125
Preference Shares, Series B	20	500	20	500
Preference Shares, Series D	18	450	18	450
Preference Shares, Series F	20	500	20	500
Preference Shares, Series H	14	350	14	350
Preference Shares, Series J	8	199	8	199
Preference Shares, Series L	16	411	16	411
Preference Shares, Series N	18	450	18	450
Preference Shares, Series P	16	400	16	400
Preference Shares, Series R	16	400	16	400
Preference Shares, Series 1	16	411	-	-
Preference Shares, Series 3	24	600	-	-
Issuance costs		(97)		(78)
Balance at end of period		4,699		3,707

Schedule of characteristics of preference shares

	Initial Yield	Dividend	[1]	Per Share Base Redemption Value[2]	Redemption and Conversion Option Date[2,3]	Right to Convert Into[3,4]
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.5%	$1.375		$25	-	-
Preference Shares, Series B	4.0%	$1.000		$25	June 1, 2017	Series C
Preference Shares, Series D	4.0%	$1.000		$25	March 1, 2018	Series E
Preference Shares, Series F	4.0%	$1.000		$25	June 1, 2018	Series G
Preference Shares, Series H	4.0%	$1.000		$25	September 1, 2018	Series I
Preference Shares, Series J	4.0%	US$1.000		US$25	June 1, 2017	Series K
Preference Shares, Series L	4.0%	US$1.000		US$25	September 1, 2017	Series M
Preference Shares, Series N	4.0%	$1.000		$25	December 1, 2018	Series O
Preference Shares, Series P	4.0%	$1.000		$25	March 1, 2019	Series Q
Preference Shares, Series R	4.0%	$1.000		$25	June 1, 2019	Series S
Preference Shares, Series 1	4.0%	US$1.000		US$25	June 1, 2018	Series 2
Preference Shares, Series 3[5]	4.0%	$1.000		$25	September 1, 2019	Series 4

1            The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend per year, as declared by the Board of Directors of the Company.

2            Preference Shares, Series A may be redeemed any time at the Company’s option. For all other series of Preference Shares, the Company may at its option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3            The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on the Conversion Option Date and every fifth anniversary thereafter.

4            Holders will be entitled to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x (90-day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q), 2.5% (Series S) or 2.4% (Series 4)); or US$25 x (number of days in quarter/365) x (90-day United States Government treasury bill rate + 3.1% (Series K), 3.2% (Series M) or 3.1% (Series 2)).

5            A cash dividend of $0.2384 per share will be payable on September 1, 2013 to Series 3 shareholders. The regular quarterly dividend of $0.25 per share will begin in the fourth quarter of 2013.

Schedule of weighted average shares outstanding basic and diluted used for calculating earnings per common share
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(number of shares in millions)
Weighted average shares outstanding	806	770	797	763
Effect of dilutive options	11	13	12	12
Diluted weighted average shares outstanding	817	783	809	775

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	6 Months Ended
Jun. 30, 2013
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of Changes in AOCI attributable
	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2013	(621)	474	(1,265)	(26)	(324)	(1,762)
Other comprehensive income/(loss) retained in AOCI	609	(86)	357	6	-	886
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	53	-	-	-	-	53
Commodity contracts[2]	(1)	-	-	-	-	(1)
Foreign exchange contracts[3]	(3)	-	-	-	-	(3)
Amortization of pension and OPEB actuarial loss[4]	-	-	-	-	23	23
	658	(86)	357	6	23	958
Tax impact
Income tax on amounts retained in AOCI	(160)	12	-	-	-	(148)
Income tax on amounts reclassified to earnings	(10)	-	-	-	(6)	(16)
	(170)	12	-	-	(6)	(164)
Balance at June 30, 2013	(133)	400	(908)	(20)	(307)	(968)

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Amortization Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2012	(476)	461	(1,167)	(28)	(286)	(1,496)
Other comprehensive income/(loss) retained in AOCI	(136)	(21)	29	4	-	(124)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	14	-	-	-	-	14
Commodity contracts[2]	(14)	-	-	-	-	(14)
Foreign exchange contracts[3]	(1)	-	-	-	-	(1)
Amortization of pension and OPEB actuarial loss[4]	-	-	-	-	9	9
	(137)	(21)	29	4	9	(116)
Tax impact
Income tax on amounts retained in AOCI	29	3	-	(5)	-	27
Income tax on amounts reclassified to earnings	-	-	-	-	(2)	(2)
	29	3	-	(5)	(2)	25
Balance at June 30, 2012	(584)	443	(1,138)	(29)	(279)	(1,587)

1            Reported within Interest expense in the Consolidated Statements of Earnings.

2            Reported within Commodity costs in the Consolidated Statements of Earnings.

3           Reported within Other income in the Consolidated Statements of Earnings.

4            These components are included in the computation of net periodic pension costs and are reported within Operating and administrative expense in the Consolidated Statements of Earnings.

RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Schedule of the balance sheet location and carrying value of the Company's derivative instruments
June 30, 2013	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	13	13	73	99	(63)	36
Interest rate contracts	69	-	10	79	(10)	69
Commodity contracts	14	-	208	222	(91)	131
Other contracts	2	-	9	11	-	11
	98	13	300	411	(164)	247
Deferred amounts and other assets
Foreign exchange contracts	8	39	48	95	(75)	20
Interest rate contracts	285	-	5	290	(41)	249
Commodity contracts	11	-	63	74	(37)	37
Other contracts	2	-	2	4	-	4
	306	39	118	463	(153)	310
Accounts payable and other
Foreign exchange contracts	(2)	-	(99)	(101)	63	(38)
Interest rate contracts	(366)	-	(7)	(373)	20	(353)
Commodity contracts	(6)	-	(187)	(193)	91	(102)
	(374)	-	(293)	(667)	174	(493)
Other long-term liabilities
Foreign exchange contracts	(6)	(29)	(411)	(446)	75	(371)
Interest rate contracts	(101)	-	(7)	(108)	31	(77)
Commodity contracts	(1)	-	(483)	(484)	37	(447)
	(108)	(29)	(901)	(1,038)	143	(895)
Total net derivative asset/(liability)
Foreign exchange contracts	13	23	(389)	(353)	-	(353)
Interest rate contracts	(113)	-	1	(112)	-	(112)
Commodity contracts	18	-	(399)	(381)	-	(381)
Other contracts	4	-	11	15	-	15
	(78)	23	(776)	(831)	-	(831)

December 31, 2012	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	4	16	210	230	(101)	129
Interest rate contracts	7	-	9	16	(9)	7
Commodity contracts	9	-	119	128	(28)	100
Other contracts	3	-	6	9	-	9
	23	16	344	383	(138)	245
Deferred amounts and other assets
Foreign exchange contracts	11	79	225	315	(40)	275
Interest rate contracts	18	-	12	30	(25)	5
Commodity contracts	1	-	59	60	(32)	28
Other contracts	2	-	1	3	-	3
	32	79	297	408	(97)	311
Accounts payable and other
Foreign exchange contracts	(5)	-	(100)	(105)	101	(4)
Interest rate contracts	(673)	-	-	(673)	9	(664)
Commodity contracts	(3)	-	(294)	(297)	28	(269)
	(681)	-	(394)	(1,075)	138	(937)
Other long-term liabilities
Foreign exchange contracts	(41)	(5)	(23)	(69)	40	(29)
Interest rate contracts	(290)	-	(15)	(305)	25	(280)
Commodity contracts	(2)	-	(387)	(389)	32	(357)
	(333)	(5)	(425)	(763)	97	(666)
Total net derivative asset/(liability)
Foreign exchange contracts	(31)	90	312	371	-	371
Interest rate contracts	(938)	-	6	(932)	-	(932)
Commodity contracts	5	-	(503)	(498)	-	(498)
Other contracts	5	-	7	12	-	12
	(959)	90	(178)	(1,047)	-	(1,047)

Schedule of the maturity and notional principal or quantity outstanding related to the Company's derivative instruments

June 30, 2013	2013	2014	2015	2016	2017	2018	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	955	468	25	25	413	2	4
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,120	2,402	2,751	2,323	2,557	1,649	3,771
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	4	-	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	1,408	3,613	3,487	3,179	2,870	150	53
Interest rate contracts - long-term debt (millions of Canadian dollars)	3,273	3,861	1,776	1,168	-	-	-
Equity contracts (millions of Canadian dollars)	41	38	38	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	26	41	11	10	11	3	-
Commodity contracts - crude oil (millions of barrels)	10	36	29	23	18	9	-
Commodity contracts - NGL (millions of barrels)	3	3	-	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	51	55	5	20	40	30	16

December 31, 2012	2013	2014	2015	2016	2017	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	558	468	25	25	413	6
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,088	2,402	2,751	2,323	2,557	158
Foreign exchange contracts - Euro forwards - purchase (millions of Euros)	6	-	-	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	3,644	3,591	3,455	3,157	2,841	171
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,590	3,055	1,760	1,142	-	-
Equity contracts (millions of Canadian dollars)	39	36	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	55	19	10	10	11	3
Commodity contracts - crude oil (millions of barrels)	37	38	29	23	18	9
Commodity contracts - NGL (millions of barrels)	1	2	-	-	-	-
Commodity contracts - power (MWH)	51	67	48	63	83	66

Schedule of effect of cash flow hedges and net investment hedges on the Company's consolidated earnings and consolidated comprehensive income, before the effect of income taxes
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	33	(10)	47	9
Interest rate contracts	710	(369)	789	(189)
Commodity contracts	17	89	17	81
Other contracts	(3)	1	(1)	-
Net investment hedges
Foreign exchange contracts	(45)	(21)	(67)	(18)
	712	(310)	785	(117)
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts[1]	(3)	(1)	(3)	(1)
Interest rate contracts[2]	33	10	46	24
Commodity contracts[3]	(4)	(5)	(4)	(3)
	26	4	39	20
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts[2]	(15)	4	23	4
Commodity contracts[3]	(1)	(3)	(2)	(5)
	(16)	1	21	(1)

1            Reported within Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Commodity costs in the Consolidated Statements of Earnings.

Schedule of unrealized gains and losses associated with changes in the fair value of the Company's non-qualifying derivatives
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(millions of Canadian dollars)
Foreign exchange contracts[1]	(508)	(76)	(701)	(61)
Interest rate contracts[2]	(1)	1	(5)	(1)
Commodity contracts[3]	157	(239)	104	(442)
Other contracts[4]	(2)	5	4	5
Total unrealized derivative fair value loss	(354)	(309)	(598)	(499)

1            Reported within Transportation and other services revenues and Other income in the Consolidated Statements of Earnings.

2            Reported within Interest expense in the Consolidated Statements of Earnings.

3            Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

4            Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of group credit concentrations and maximum credit exposure, with respect to derivative instruments
	June 30, 2013	December 31, 2012
(millions of Canadian dollars)
Canadian financial institutions	304	306
United States financial institutions	214	129
European financial institutions	180	244
Other[1]	117	128
	815	807

1            Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

Schedule of derivative assets and liabilities measured at fair value
June 30, 2013	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	99	-	99
Interest rate contracts	-	79	-	79
Commodity contracts	3	97	122	222
Other contracts	-	11	-	11
	3	286	122	411
Long-term derivative assets
Foreign exchange contracts	-	95	-	95
Interest rate contracts	-	290	-	290
Commodity contracts	-	60	14	74
Other contracts	-	4	-	4
	-	449	14	463
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(101)	-	(101)
Interest rate contracts	-	(373)	-	(373)
Commodity contracts	(5)	(121)	(67)	(193)
	(5)	(595)	(67)	(667)
Long-term derivative liabilities
Foreign exchange contracts	-	(446)	-	(446)
Interest rate contracts	-	(108)	-	(108)
Commodity contracts	-	(336)	(148)	(484)
	-	(890)	(148)	(1,038)
Total net financial asset/(liability)
Foreign exchange contracts	-	(353)	-	(353)
Interest rate contracts	-	(112)	-	(112)
Commodity contracts	(2)	(300)	(79)	(381)
Other contracts	-	15	-	15
	(2)	(750)	(79)	(831)

December 31, 2012	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	230	-	230
Interest rate contracts	-	16	-	16
Commodity contracts	3	7	118	128
Other contracts	-	9	-	9
	3	262	118	383
Long-term derivative assets
Foreign exchange contracts	-	315	-	315
Interest rate contracts	-	30	-	30
Commodity contracts	-	51	9	60
Other contracts	-	3	-	3
	-	399	9	408
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(105)	-	(105)
Interest rate contracts	-	(673)	-	(673)
Commodity contracts	(9)	(212)	(76)	(297)
	(9)	(990)	(76)	(1,075)
Long-term derivative liabilities
Foreign exchange contracts	-	(69)	-	(69)
Interest rate contracts	-	(305)	-	(305)
Commodity contracts	-	(314)	(75)	(389)
	-	(688)	(75)	(763)
Total net financial asset/(liability)
Foreign exchange contracts	-	371	-	371
Interest rate contracts	-	(932)	-	(932)
Commodity contracts	(6)	(468)	(24)	(498)
Other contracts	-	12	-	12
	(6)	(1,017)	(24)	(1,047)

Schedule of significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments

June 30, 2013	Fair Value	Unobservable Input	Minimum Price	Maximum Price	Weighted Average Price
(fair value in millions of Canadian dollars)
Commodity contracts - financial[1]
Natural gas	3	Forward gas price	3.30	4.27	3.81	$/mmbtu[3]
Crude	10	Forward crude price	68.66	116.46	98.15	$/barrel
NGL	24	Forward NGL price	0.24	1.99	1.21	$/gallon
Power	(133)	Forward power price	40.50	95.50	58.73	$/MWH
Commodity contracts - physical[1]
Natural gas	(17)	Forward gas price	2.89	5.45	3.84	$/mmbtu[3]
Crude	15	Forward crude price	69.70	116.20	97.47	$/barrel
NGL	12	Forward NGL price	0.02	2.49	1.37	$/gallon
Power	(1)	Forward power price	30.74	39.91	33.06	$/MWH
Commodity options[2]
Natural gas	1	Option volatility	29%	36%	31%
NGL	7	Option volatility	25%	108%	47%
	(79)

1            Financial and physical forward commodity contracts are valued using a market approach valuation technique.

2            Commodity options contracts are valued using an option model valuation technique.

3            One million British thermal units (mmbtu).

Schedule of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy

	Six months ended June 30,
	2013	2012
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of period	(24)	32
Total gains/(loss)
Included in earnings[1]	(74)	65
Included in OCI	11	50
Settlements	8	(6)
Level 3 net derivative asset/(liability) at end of period	(79)	141

1            Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

RETIREMENT AND POSTRETIREMENT BENEFITS (Tables)	6 Months Ended
Jun. 30, 2013
RETIREMENT AND POSTRETIREMENT BENEFITS
Schedule of net benefit costs recognized
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(millions of Canadian dollars)
Benefits earned during the period	29	25	57	48
Interest cost on projected benefit obligations	21	20	43	41
Expected return on plan assets	(26)	(24)	(52)	(48)
Amortization of prior service costs	-	-	1	-
Amortization of actuarial loss	13	6	26	12
Net benefit costs on an accrual basis[1,2]	37	27	75	53

1            Included in net benefit costs for the three and six months ended June 30, 2013 are costs related to OPEB of $5 million and $9 million (2012 - $5 million and $9 million).

2            For the three and six months ended June 30, 2013, offsetting regulatory assets of $1 million and $2 million (2012 - $5 million and $10 million) have been recorded to the extent pension and OPEB costs are expected to be collected from customers in future rates.

REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	3 Months Ended					6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transportation and other services revenues	1,181	908	884	886	1,060	2,383	1,904	2,097	2,812	2,983	4,288	4,528	3,839
Depreciation and amortization	334	301	310	282	284	656	610	572	911	854	1,242	1,154	1,039
Income from equity investments	64	40	43	37	60	165	89	121	129	158	195	233	232
Income taxes recovery/(expense)	(41)	(2)	18	25	(143)	(103)	(11)	(244)	(13)	(219)	(127)	(520)	(223)
Earnings	126	326	76	53	394	312	432	822	758	875	936	1,221	763
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(41)	(108)	(45)	(62)	(95)	62	(125)	(162)	(233)	(224)	(229)	(407)	174
Earnings attributable to Enbridge Inc.	85	218	31	(9)	299	374	307	660	525	651	707	814	937
Earnings attributable to Enbridge Inc. common shareholders	42	187	8	(10)	297	292	269	656	456	646	602	801	930
Earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)	0.05	0.24	0.01	(0.01)	0.39	0.37	0.35	0.87	0.59	0.86	0.78	1.07	1.26
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)	0.05	0.24	0.01	(0.01)	0.39	0.36	0.35	0.86	0.59	0.85	0.77	1.05	1.24
Long-term investments (Note 6)	3,812					3,812					3,175	2,833
Deferred amounts and other assets	2,635					2,635					2,461	2,384
Deferred income tax liabilities	2,807					2,807					2,483	2,499
Retained earnings	2,924					2,924					3,173	3,642
Accumulated other comprehensive loss	(968)		(1,587)			(968)	(1,587)				(1,762)	(1,496)
As previously reported
Transportation and other services revenues		910	886	888	1,063		1,908	2,102	2,818	2,990	4,295	4,536	3,843
Depreciation and amortization		293	300	272	274		590	551	883	823	1,206	1,112	1,017
Income from equity investments		32	34	31	54		72	109	104	140	160	210	228
Income taxes recovery/(expense)		(2)	18	24	(144)		(12)	(247)	(14)	(223)	(128)	(526)	(227)
Earnings		328	79	58	400		438	833	766	891	943	1,242	781
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests		(108)	(45)	(62)	(96)		(125)	(163)	(233)	(225)	(228)	(409)	170
Earnings attributable to Enbridge Inc.		220	34	(4)	304		313	670	533	666	715	833	951
Earnings attributable to Enbridge Inc. common shareholders		189	11	(5)	302		275	666	464	661	610	820	944
Earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)		0.24	0.01	(0.01)	0.4		0.36	0.89	0.6	0.88	0.79	1.09	1.27
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)		0.24	0.01	(0.01)	0.4		0.35	0.88	0.59	0.87	0.78	1.08	1.26
Long-term investments (Note 6)											3,386	3,081
Deferred amounts and other assets											2,622	2,500
Deferred income tax liabilities											2,601	2,615
Retained earnings											3,464	3,926
Accumulated other comprehensive loss											(1,799)	(1,532)
Adjustment
Transportation and other services revenues		(2)	(2)	(2)	(3)		(4)	(5)	(6)	(7)	(7)	(8)	(4)
Depreciation and amortization		8	10	10	10		20	21	28	31	36	42	22
Income from equity investments		8	9	6	6		17	12	25	18	35	23	4
Income taxes recovery/(expense)				1	1		1	3	1	4	1	6	4
Earnings		(2)	(3)	(5)	(6)		(6)	(11)	(8)	(16)	(7)	(21)	(18)
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests					1			1		1	(1)	2	4
Earnings attributable to Enbridge Inc.		(2)	(3)	(5)	(5)		(6)	(10)	(8)	(15)	(8)	(19)	(14)
Earnings attributable to Enbridge Inc. common shareholders		(2)	(3)	(5)	(5)		(6)	(10)	(8)	(15)	(8)	(19)	(14)
Earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)					(0.01)		(0.01)	(0.02)	(0.01)	(0.02)	(0.01)	(0.02)	(0.01)
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (in Canadian dollars per share)					(0.01)			(0.02)		(0.02)	(0.01)	(0.03)	(0.02)
Long-term investments (Note 6)											(211)	(248)
Deferred amounts and other assets											(161)	(116)
Deferred income tax liabilities											(118)	(116)
Retained earnings											(291)	(284)
Accumulated other comprehensive loss											37	36

SEGMENTED INFORMATION (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended					6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENTED INFORMATION
Revenues	7,847		5,716			15,864	12,341
Commodity and gas distribution costs	(6,185)		(4,443)			(12,583)	(9,663)
Operating and administrative	(796)		(681)			(1,460)	(1,313)
Depreciation and amortization	(334)	(301)	(310)	(282)	(284)	(656)	(610)	(572)	(911)	(854)	(1,242)	(1,154)	(1,039)
Environmental costs, net of recoveries	(56)		(23)			(239)	(26)
Total operating income	476		259			926	729
Income/(loss) from equity investments	64	40	43	37	60	165	89	121	129	158	195	233	232
Other income/(expense)	(169)		(31)			(217)	55
Interest income/(expense)	(204)		(213)			(459)	(430)
Income taxes recovery/(expense)	(41)	(2)	18	25	(143)	(103)	(11)	(244)	(13)	(219)	(127)	(520)	(223)
Earnings	126	326	76	53	394	312	432	822	758	875	936	1,221	763
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(41)	(108)	(45)	(62)	(95)	62	(125)	(162)	(233)	(224)	(229)	(407)	174
Preference share dividends	(43)		(23)			(82)	(38)
Earnings attributable to Enbridge Inc. common shareholders	42	187	8	(10)	297	292	269	656	456	646	602	801	930
Additions to property, plant and equipment	1,599		1,183			3,056	1,999
Total Assets	51,068					51,068					46,800
Liquids Pipelines
SEGMENTED INFORMATION
Revenues	323		525			867	1,119
Operating and administrative	(252)		(243)			(490)	(455)
Depreciation and amortization	(103)		(97)			(203)	(191)
Environmental costs, net of recoveries	(51)					(51)
Total operating income	(83)		185			123	473
Income/(loss) from equity investments	36		6			61	7
Other income/(expense)	10		13			20	17
Interest income/(expense)	(73)		(66)			(144)	(128)
Income taxes recovery/(expense)	44		(29)			22	(76)
Earnings	(66)		109			82	293
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(1)		(1)			(2)	(2)
Earnings attributable to Enbridge Inc. common shareholders	(67)		108			80	291
Additions to property, plant and equipment	863		482			1,630	783
Total Assets	17,435					17,435					15,124
Gas Distribution
SEGMENTED INFORMATION
Revenues	495		429			1,561	1,346
Commodity and gas distribution costs	(212)		(140)			(878)	(700)
Operating and administrative	(135)		(129)			(269)	(256)
Depreciation and amortization	(79)		(84)			(158)	(167)
Total operating income	69		76			256	223
Other income/(expense)	1		4			2	(1)
Interest income/(expense)	(38)		(40)			(78)	(81)
Income taxes recovery/(expense)	(5)		(20)			(46)	(43)
Earnings	27		20			134	98
Earnings attributable to Enbridge Inc. common shareholders	27		20			134	98
Additions to property, plant and equipment	118		111			221	205
Total Assets	7,248					7,248					7,416
Gas Pipelines, Processing and Energy Services
SEGMENTED INFORMATION
Revenues	5,252		3,242			9,895	6,528
Commodity and gas distribution costs	(4,866)		(3,405)			(9,434)	(6,862)
Operating and administrative	(120)		(41)			(161)	(76)
Depreciation and amortization	(16)		(18)			(31)	(33)
Total operating income	250		(222)			269	(443)
Income/(loss) from equity investments	31		35			64	71
Other income/(expense)	5		9			20	22
Interest income/(expense)	(20)		(13)			(38)	(24)
Income taxes recovery/(expense)	(106)		79			(126)	157
Earnings	160		(112)			189	(217)
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests							(1)
Earnings attributable to Enbridge Inc. common shareholders	160		(112)			189	(218)
Additions to property, plant and equipment	128		208			266	372
Total Assets	6,270					6,270					5,349
Earnings (losses) from assets	(3)					(3)
Reclassification of additions to property, plant and equipment	42					58					342
Sponsored Investments
SEGMENTED INFORMATION
Revenues	1,777		1,520			3,541	3,348
Commodity and gas distribution costs	(1,107)		(898)			(2,271)	(2,101)
Operating and administrative	(282)		(259)			(542)	(519)
Depreciation and amortization	(131)		(108)			(255)	(213)
Environmental costs, net of recoveries	(5)		(23)			(188)	(26)
Total operating income	252		232			285	489
Income/(loss) from equity investments	14		12			27	27
Other income/(expense)	7		8			4	23
Interest income/(expense)	(98)		(96)			(191)	(194)
Income taxes recovery/(expense)	(63)		(47)			(75)	(92)
Earnings	112		109			50	253
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(40)		(44)			64	(122)
Earnings attributable to Enbridge Inc. common shareholders	72		65			114	131
Additions to property, plant and equipment	485		389			930	645
Total Assets	16,992					16,992					15,648
Earnings (losses) from assets			9				18
Corporate
SEGMENTED INFORMATION
Operating and administrative	(7)		(9)			2	(7)
Depreciation and amortization	(5)		(3)			(9)	(6)
Total operating income	(12)		(12)			(7)	(13)
Income/(loss) from equity investments	(17)		(10)			13	(16)
Other income/(expense)	(192)		(65)			(263)	(6)
Interest income/(expense)	25		2			(8)	(3)
Income taxes recovery/(expense)	89		35			122	43
Earnings	(107)		(50)			(143)	5
Preference share dividends	(43)		(23)			(82)	(38)
Earnings attributable to Enbridge Inc. common shareholders	(150)		(73)			(225)	(33)
Additions to property, plant and equipment	5		(7)			9	(6)
Total Assets	3,123					3,123					3,263
Interest Income - intersegment	101		86			193	164
Reclassification of additions to property, plant and equipment	(42)					(58)					(342)

ACCOUNTS RECEIVABLE AND OTHER (Details) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2013 Special Purpose Entity CAD	Jun. 30, 2013 Special Purpose Entity Maximum USD ($)
Accounts receivable and other
Percentage of ownership in SPE to avail receivable owned by SPE	100.00%
Accumulated purchases, net of collections			$ 350
Trade and accrued receivables		217

LONG-TERM INVESTMENTS (Details) (Blackspring Ridge Wind Project, CAD) In Millions, unless otherwise specified	Apr. 05, 2013
Blackspring Ridge Wind Project
LONG TERM INVESTMENTS
Amount of investment	107
Ownership interest acquired (as a percent)	50.00%

CREDIT FACILITIES (Details) (CAD) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CREDIT FACILITIES
Total Facilities	16,256
Draws	5,169
Available	11,087
Amount of demand facilities with no maturity date	35
Weighted average standby fee (as a percent)	0.20%
Long-term debt	20,145	20,203
Operating Segments
CREDIT FACILITIES
Total Facilities	14,700
Draws	3,684
Available	11,016
Liquids Pipelines
CREDIT FACILITIES
Total Facilities	300
Draws	26
Available	274
Gas Distribution
CREDIT FACILITIES
Total Facilities	713
Draws	439
Available	274
Sponsored Investments
CREDIT FACILITIES
Total Facilities	3,759
Draws	572
Available	3,187
Corporate
CREDIT FACILITIES
Total Facilities	9,928
Draws	2,647
Available	7,281
Southern Lights project financing
CREDIT FACILITIES
Total Facilities	1,556
Draws	1,485
Available	71
Commercial paper and credit facility draws
CREDIT FACILITIES
Long-term debt	3,129	2,925
Letters of credit
CREDIT FACILITIES
Total Facilities	62

SHARE CAPITAL (Details) (Preference shares) In Millions, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended		6 Months Ended		6 Months Ended			6 Months Ended			6 Months Ended			6 Months Ended				6 Months Ended				6 Months Ended			6 Months Ended			6 Months Ended			6 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($) item	Jun. 30, 2013 CAD	Dec. 31, 2012 CAD	Jun. 30, 2013 Preference Shares, Series A CAD	Dec. 31, 2012 Preference Shares, Series A CAD	Jun. 30, 2013 Preference Shares, Series B CAD	Dec. 31, 2012 Preference Shares, Series B CAD	Jun. 30, 2013 Preference Shares, Series C	Jun. 30, 2013 Preference Shares, Series D CAD	Dec. 31, 2012 Preference Shares, Series D CAD	Jun. 30, 2013 Preference Shares, Series E	Jun. 30, 2013 Preference Shares, Series F CAD	Dec. 31, 2012 Preference Shares, Series F CAD	Jun. 30, 2013 Preference Shares, Series G	Jun. 30, 2013 Preference Shares, Series H CAD	Dec. 31, 2012 Preference Shares, Series H CAD	Jun. 30, 2013 Preference Shares, Series I	Jun. 30, 2013 Preference Shares, Series J USD ($)	Jun. 30, 2013 Preference Shares, Series J CAD	Dec. 31, 2012 Preference Shares, Series J CAD	Jun. 30, 2013 Preference Shares, Series K	Jun. 30, 2013 Preference Shares, Series L USD ($)	Jun. 30, 2013 Preference Shares, Series L CAD	Dec. 31, 2012 Preference Shares, Series L CAD	Jun. 30, 2013 Preference Shares, Series M	Jun. 30, 2013 Preference Shares, Series N CAD	Dec. 31, 2012 Preference Shares, Series N CAD	Jun. 30, 2013 Preference Shares, Series O	Jun. 30, 2013 Preference Shares, Series P CAD	Dec. 31, 2012 Preference Shares, Series P CAD	Jun. 30, 2013 Preference Shares, Series Q	Jun. 30, 2013 Preference Shares, Series R CAD	Dec. 31, 2012 Preference Shares, Series R CAD	Jun. 30, 2013 Preference Shares, Series S	Jun. 30, 2013 Preference Shares, Series 1 USD ($)	Jun. 30, 2013 Preference Shares, Series 1 CAD	Jun. 30, 2013 Preference Shares, Series 2	Jun. 30, 2013 Preference Shares, Series 3 CAD	Jun. 30, 2013 Preference Shares, Series 4
SHARES
Issuance Costs		(97)	(78)
Balance at end of year, Number of Shares				5	5	20	20		18	18		20	20		14	14		8		8		16		16		18	18		16	16		16	16		16			24
Balance at end of year, Amount		4,699	3,707	125	125	500	500		450	450		500	500		350	350			199	199			411	411		450	450		400	400		400	400			411		600
Characteristics of the preference shares
Initial Yield (as a percent)				5.50%		4.00%			4.00%			4.00%			4.00%			4.00%				4.00%				4.00%			4.00%			4.00%			4.00%			4.00%
Yearly dividend per share (in dollars per share)				1.375		1			1			1			1			$ 1				$ 1				1			1			1			$ 1			1
Per Share Base Redemption Value (in dollars per shares)				25		25			25			25			25			$ 25				$ 25				25			25			25			$ 25			25
Number of recurring anniversary after the redemption option date on which the entity may redeem preferred shares	5	5
Number of recurring anniversary after the conversion option date on which the entity may convert preferred shares	5	5
Quarterly floating rate cumulative dividends per share calculation, base multiplier (in dollars per share)	$ 25	25
Quarterly floating rate cumulative dividends per share calculation, period of calendar year	365 days	365 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of Canada treasury bill	90 days	90 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of US treasury bill	90 days	90 days
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)								2.40%			2.40%			2.50%			2.10%											2.70%			2.50%			2.50%					2.40%
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)																					3.10%				3.20%												3.10%
Cash dividend in initial quarter (in dollars per share)																																						0.2384
Cash dividend in regular quarters (in dollars per share)																																						0.25

SHARE CAPITAL (Details 2) (CAD)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
EARNINGS PER COMMON SHARE
Prorata weighted average interest in entity's own common shares	16,000,000	18,000,000	17,000,000	22,000,000
Weighted average number of shares outstanding diluted
Weighted average shares outstanding	806,000,000	770,000,000	797,000,000	763,000,000
Effect of dilutive options (in shares)	11,000,000	13,000,000	12,000,000	12,000,000
Diluted weighted average shares outstanding	817,000,000	783,000,000	809,000,000	775,000,000
Stock options
Antidilutive securities
Antidilutive securities excluded from the diluted earnings per share calculation (in shares)	6,353,550		6,353,550
Weighted average exercise price of antidilutive securities (in canadian dollars per share)	44.85		44.85

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(1,762)	(1,496)
Other comprehensive income/(loss) retained in AOCI	886	(124)
Total before tax impact	958	(116)
Income tax impact on amounts retained in AOCI	(148)	27
Income tax impact on amounts reclassified to earnings	(16)	(2)
Tax impact	(164)	25
Balance at the end of the period	(968)	(1,587)
Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	53	14
Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(1)	(14)
Foreign exchange contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(3)	(1)
Amortization of pension and OPEB actuarial loss
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	23	9
Cash Flow Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(621)	(476)
Other comprehensive income/(loss) retained in AOCI	609	(136)
Total before tax impact	658	(137)
Income tax impact on amounts retained in AOCI	(160)	29
Income tax impact on amounts reclassified to earnings	(10)
Tax impact	(170)	29
Balance at the end of the period	(133)	(584)
Cash Flow Hedges | Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	53	14
Cash Flow Hedges | Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(1)	(14)
Cash Flow Hedges | Foreign exchange contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(3)	(1)
Net Investment Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	474	461
Other comprehensive income/(loss) retained in AOCI	(86)	(21)
Total before tax impact	(86)	(21)
Income tax impact on amounts retained in AOCI	12	3
Tax impact	12	3
Balance at the end of the period	400	443
Cumulative Translation Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(1,265)	(1,167)
Other comprehensive income/(loss) retained in AOCI	357	29
Total before tax impact	357	29
Balance at the end of the period	(908)	(1,138)
Equity Investees
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(26)	(28)
Other comprehensive income/(loss) retained in AOCI	6	4
Total before tax impact	6	4
Income tax impact on amounts retained in AOCI		(5)
Tax impact		(5)
Balance at the end of the period	(20)	(29)
Pension and OPEB Amortization Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(324)	(286)
Total before tax impact	23	9
Income tax impact on amounts reclassified to earnings	(6)	(2)
Tax impact	(6)	(2)
Balance at the end of the period	(307)	(279)
Pension and OPEB Amortization Adjustment | Amortization of pension and OPEB actuarial loss
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	23	9

RECIPROCAL SHAREHOLDING (Details) (Noverco, CAD) In Millions, unless otherwise specified	0 Months Ended
	Jun. 04, 2013	May 28, 2013	Dec. 31, 2012
Noverco
RECIPROCAL SHAREHOLDING
Reciprocal ownership		3.90%	6.00%
Reciprocal common shares sold through secondary offering		15
Net after-tax proceeds received as dividends	248

RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details) (CAD) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Maximum
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Floating rate debt as a percentage of total debt outstanding	25.00%
Foreign Exchange Risk
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Period to hedge a minimum level of foreign currency denominated earnings exposures	5 years
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)	2.20%
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)	3.40%
Amount of future fixed rate term debt issuances	10,078
Equity Price Risk
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Number of forms of stock-based compensation with equity price risk	1

RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 2) (CAD) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(831)	(1,047)
Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(776)	(178)
Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(78)	(959)
Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	23	90
Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	411	383
Current derivative assets, Amounts Available for Offset	(164)	(138)
Total current derivative assets	247	245
Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	300	344
Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	98	23
Accounts receivable and other | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	13	16
Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	463	408
Long-term derivative assets, Amounts Available for Offset	(153)	(97)
Total long-term derivative assets	310	311
Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	118	297
Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	306	32
Deferred amounts and other assets | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	39	79
Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(667)	(1,075)
Current derivative liabilities, Amounts Available for Offset	174	138
Total current derivative liabilities	(493)	(937)
Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(293)	(394)
Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(374)	(681)
Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,038)	(763)
Long-term derivative liabilities, Amounts Available for Offset	143	97
Total long-term derivative liabilities	(895)	(666)
Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(901)	(425)
Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(108)	(333)
Other long-term liabilities | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(29)	(5)
Foreign exchange contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(353)	371
Foreign exchange contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(389)	312
Foreign exchange contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	13	(31)
Foreign exchange contracts | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	23	90
Foreign exchange contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	99	230
Current derivative assets, Amounts Available for Offset	(63)	(101)
Total current derivative assets	36	129
Foreign exchange contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	73	210
Foreign exchange contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	13	4
Foreign exchange contracts | Accounts receivable and other | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	13	16
Foreign exchange contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	95	315
Long-term derivative assets, Amounts Available for Offset	(75)	(40)
Total long-term derivative assets	20	275
Foreign exchange contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	48	225
Foreign exchange contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	8	11
Foreign exchange contracts | Deferred amounts and other assets | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	39	79
Foreign exchange contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(101)	(105)
Current derivative liabilities, Amounts Available for Offset	63	101
Total current derivative liabilities	(38)	(4)
Foreign exchange contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(99)	(100)
Foreign exchange contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(2)	(5)
Foreign exchange contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(446)	(69)
Long-term derivative liabilities, Amounts Available for Offset	75	40
Total long-term derivative liabilities	(371)	(29)
Foreign exchange contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(411)	(23)
Foreign exchange contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(6)	(41)
Foreign exchange contracts | Other long-term liabilities | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(29)	(5)
Interest rate contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(112)	(932)
Interest rate contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	1	6
Interest rate contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(113)	(938)
Interest rate contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	79	16
Current derivative assets, Amounts Available for Offset	(10)	(9)
Total current derivative assets	69	7
Interest rate contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	10	9
Interest rate contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	69	7
Interest rate contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	290	30
Long-term derivative assets, Amounts Available for Offset	(41)	(25)
Total long-term derivative assets	249	5
Interest rate contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	5	12
Interest rate contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	285	18
Interest rate contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(373)	(673)
Current derivative liabilities, Amounts Available for Offset	20	9
Total current derivative liabilities	(353)	(664)
Interest rate contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(7)
Interest rate contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(366)	(673)
Interest rate contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(108)	(305)
Long-term derivative liabilities, Amounts Available for Offset	31	25
Total long-term derivative liabilities	(77)	(280)
Interest rate contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(7)	(15)
Interest rate contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(101)	(290)
Commodity contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(381)	(498)
Commodity contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(399)	(503)
Commodity contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	18	5
Commodity contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	222	128
Current derivative assets, Amounts Available for Offset	(91)	(28)
Total current derivative assets	131	100
Commodity contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	208	119
Commodity contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	14	9
Commodity contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	74	60
Long-term derivative assets, Amounts Available for Offset	(37)	(32)
Total long-term derivative assets	37	28
Commodity contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	63	59
Commodity contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	11	1
Commodity contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(193)	(297)
Current derivative liabilities, Amounts Available for Offset	91	28
Total current derivative liabilities	(102)	(269)
Commodity contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(187)	(294)
Commodity contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(6)	(3)
Commodity contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(484)	(389)
Long-term derivative liabilities, Amounts Available for Offset	37	32
Total long-term derivative liabilities	(447)	(357)
Commodity contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(483)	(387)
Commodity contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1)	(2)
Other contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	15	12
Other contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	11	7
Other contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	4	5
Other contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	11	9
Total current derivative assets	11	9
Other contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	9	6
Other contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	2	3
Other contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	4	3
Total long-term derivative assets	4	3
Other contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	2	1
Other contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	2	2

RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 3) In Millions, unless otherwise specified	Jun. 30, 2013 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Jun. 30, 2013 Foreign exchange contracts - United States or Euro dollar forwards - purchase EUR (€)	Dec. 31, 2012 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Dec. 31, 2012 Foreign exchange contracts - United States or Euro dollar forwards - purchase EUR (€)	Jun. 30, 2013 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Dec. 31, 2012 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Jun. 30, 2013 Interest rate contracts - short-term borrowings CAD	Dec. 31, 2012 Interest rate contracts - short-term borrowings CAD	Jun. 30, 2013 Interest rate contracts - long-term debt CAD	Dec. 31, 2012 Interest rate contracts - long-term debt CAD	Jun. 30, 2013 Equity contracts CAD	Dec. 31, 2012 Equity contracts CAD	Jun. 30, 2013 Commodity contracts Natural gas MMcf	Dec. 31, 2012 Commodity contracts Natural gas MMcf	Jun. 30, 2013 Commodity contracts Crude oil MMBbls	Dec. 31, 2012 Commodity contracts Crude oil MMBbls	Jun. 30, 2013 Commodity contracts NGL MMBbls	Dec. 31, 2012 Commodity contracts NGL MMBbls	Jun. 30, 2013 Commodity contracts Power MWh	Dec. 31, 2012 Commodity contracts Power MWh
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2013	$ 955	€ 4	$ 558	€ 6	$ 2,120	$ 2,088	1,408	3,644	3,273	4,590	41	39
2014	468		468		2,402	2,402	3,613	3,591	3,861	3,055	38	36
2015	25		25		2,751	2,751	3,487	3,455	1,776	1,760	38
2016	25		25		2,323	2,323	3,179	3,157	1,168	1,142
2017	413		413		2,557	2,557	2,870	2,841
2018	2				1,649		150
Thereafter			6			158		171
Thereafter	$ 4				$ 3,771		53
2013													26,000	55,000	10	37	3	1
2013																			51	51
2014													41,000	19,000	36	38	3	2
2014																			55	67
2015													11,000	10,000	29	29
2015																			5	48
2016													10,000	10,000	23	23
2016																			20	63
2017													11,000	11,000	18	18
2017																			40	83
2018													3,000		9
2018																			30
Thereafter														3,000		9
Thereafter																				66
Thereafter																			16

RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 4) (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	712	(310)	785	(117)
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	26	4	39	20
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	(16)	1	21	(1)
Total unrealized derivative fair value gains/(loss)	(358)	(330)	(606)	(531)
Rolling time period over which the Company forecasts cash requirements			12 months
Period of anticipated requirements for which the Company maintains sufficient liquidity through committed credit facilities			1 year
Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(354)	(309)	(598)	(499)
Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Estimated amount of AOCI related to cash flow hedges reclassified to earnings			63
Period to hedge exposures to the variability of cash flows for all forecasted transactions			54 months
Foreign exchange contracts | Other income
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	(3)	(1)	(3)	(1)
Foreign exchange contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(508)	(76)	(701)	(61)
Foreign exchange contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	33	(10)	47	9
Foreign exchange contracts | Derivative Instruments used as Net Investment Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(45)	(21)	(67)	(18)
Interest rate contracts | Interest expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	33	10	46	24
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	(15)	4	23	4
Interest rate contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(1)	1	(5)	(1)
Interest rate contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	710	(369)	789	(189)
Commodity contracts | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	(4)	(5)	(4)	(3)
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	(1)	(3)	(2)	(5)
Commodity contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	157	(239)	104	(442)
Commodity contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	17	89	17	81
Other contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss)	(2)	5	4	5
Other contracts | Derivative Instruments used as Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(3)	1	(1)

RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 5) (CAD) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Credit concentrations with respect to derivative instruments
Period after which receivables are classified as past due	30 days
Derivative instruments
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	815	807
Letters of credit provided in lieu of providing cash collateral to counterparties	125
Cash collateral on asset exposure	0	0
Derivative instruments | Canadian financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	304	306
Derivative instruments | United States financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	214	129
Derivative instruments | European financial institutions
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	180	244
Derivative instruments | Other
Credit concentrations with respect to derivative instruments
Maximum credit exposure with respect to derivative instruments	117	128

RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 6) (CAD) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value of Derivatives
Total net financial asset/(liability)	(831)	(1,047)
Foreign exchange contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(353)	371
Interest rate contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(112)	(932)
Commodity contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(381)	(498)
Other contracts
Fair Value of Derivatives
Total net financial asset/(liability)	15	12
Total Gross Derivative Instruments
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	411	383
Long-term derivative assets, Total Gross Derivative Instruments	463	408
Current derivative liabilities, Total Gross Derivative Instruments	(667)	(1,075)
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,038)	(763)
Total net financial asset/(liability)	(831)	(1,047)
Total Gross Derivative Instruments | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	99	230
Long-term derivative assets, Total Gross Derivative Instruments	95	315
Current derivative liabilities, Total Gross Derivative Instruments	(101)	(105)
Long-term derivative liabilities, Total Gross Derivative Instruments	(446)	(69)
Total net financial asset/(liability)	(353)	371
Total Gross Derivative Instruments | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	79	16
Long-term derivative assets, Total Gross Derivative Instruments	290	30
Current derivative liabilities, Total Gross Derivative Instruments	(373)	(673)
Long-term derivative liabilities, Total Gross Derivative Instruments	(108)	(305)
Total net financial asset/(liability)	(112)	(932)
Total Gross Derivative Instruments | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	222	128
Long-term derivative assets, Total Gross Derivative Instruments	74	60
Current derivative liabilities, Total Gross Derivative Instruments	(193)	(297)
Long-term derivative liabilities, Total Gross Derivative Instruments	(484)	(389)
Total net financial asset/(liability)	(381)	(498)
Total Gross Derivative Instruments | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	11	9
Long-term derivative assets, Total Gross Derivative Instruments	4	3
Total net financial asset/(liability)	15	12
Level 1
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	3	3
Current derivative liabilities, Total Gross Derivative Instruments	(5)	(9)
Total net financial asset/(liability)	(2)	(6)
Level 1 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	3	3
Current derivative liabilities, Total Gross Derivative Instruments	(5)	(9)
Total net financial asset/(liability)	(2)	(6)
Level 2
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	286	262
Long-term derivative assets, Total Gross Derivative Instruments	449	399
Current derivative liabilities, Total Gross Derivative Instruments	(595)	(990)
Long-term derivative liabilities, Total Gross Derivative Instruments	(890)	(688)
Total net financial asset/(liability)	(750)	(1,017)
Level 2 | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	99	230
Long-term derivative assets, Total Gross Derivative Instruments	95	315
Current derivative liabilities, Total Gross Derivative Instruments	(101)	(105)
Long-term derivative liabilities, Total Gross Derivative Instruments	(446)	(69)
Total net financial asset/(liability)	(353)	371
Level 2 | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	79	16
Long-term derivative assets, Total Gross Derivative Instruments	290	30
Current derivative liabilities, Total Gross Derivative Instruments	(373)	(673)
Long-term derivative liabilities, Total Gross Derivative Instruments	(108)	(305)
Total net financial asset/(liability)	(112)	(932)
Level 2 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	97	7
Long-term derivative assets, Total Gross Derivative Instruments	60	51
Current derivative liabilities, Total Gross Derivative Instruments	(121)	(212)
Long-term derivative liabilities, Total Gross Derivative Instruments	(336)	(314)
Total net financial asset/(liability)	(300)	(468)
Level 2 | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	11	9
Long-term derivative assets, Total Gross Derivative Instruments	4	3
Total net financial asset/(liability)	15	12
Level 3
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	122	118
Long-term derivative assets, Total Gross Derivative Instruments	14	9
Current derivative liabilities, Total Gross Derivative Instruments	(67)	(76)
Long-term derivative liabilities, Total Gross Derivative Instruments	(148)	(75)
Total net financial asset/(liability)	(79)	(24)
Level 3 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	122	118
Long-term derivative assets, Total Gross Derivative Instruments	14	9
Current derivative liabilities, Total Gross Derivative Instruments	(67)	(76)
Long-term derivative liabilities, Total Gross Derivative Instruments	(148)	(75)
Total net financial asset/(liability)	(79)	(24)

RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 7) (CAD) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Level 3	Dec. 31, 2012 Level 3	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Natural gas Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Crude oil Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial NGL Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Financial Power Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Natural gas Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Crude oil Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical NGL Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Minimum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Maximum price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Contracts - Physical Power Weighted average price	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Options Natural gas	Jun. 30, 2013 Market approach valuation technique Level 3 Commodity Options NGL	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options Natural gas Minimum price	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options Natural gas Maximum price	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options Natural gas Weighted average price	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options NGL Minimum price	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options NGL Maximum price	Jun. 30, 2013 Option model valuation technique Level 3 Commodity Options NGL Weighted average price
Significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
Fair value	(831)	(1,047)	(79)	(24)	3				10				24				(133)				(17)				15				12				(1)				1	7
Forward price						3.3	4.27	3.81		68.66	116.46	98.15		0.24	1.99	1.21		40.5	95.5	58.73		2.89	5.45	3.84		69.7	116.2	97.47		0.02	2.49	1.37		30.74	39.91	33.06
Option Volatility (as a percent)																																							29.00%	36.00%	31.00%	25.00%	108.00%	47.00%

RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 8) (CAD) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy
Level 3 net derivative asset/(liability) at beginning of period	(24)	32
Total gains/(loss)
included in earnings	(74)	65
included in OCI	11	50
Settlements	8	(6)
Level 3 net derivative asset/(liability) at end of period	(79)	141
Amount of transfer of fair value of assets between level	0	0
Amount of transfer of fair value of liabilities between level	0	0
Fair Value of Other Financial Instruments
Equity investments at carrying value	91		66
Preferred share investment | Minimum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, maturity period of bonds	10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.30%
Preferred share investment | Maximum
Fair Value of Other Financial Instruments
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.40%
Carrying value
Fair Value of Other Financial Instruments
Long-term debt	21,019		20,855
Carrying value | Preferred share investment
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	274		246
Fair value
Fair Value of Other Financial Instruments
Long-term debt	23,476		24,809
Fair value | Preferred share investment
Fair Value of Other Financial Instruments
Held to maturity preferred share investment	580		580

INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
INCOME TAXES
Effective income tax rate (as a percent)	24.60%	(31.00%)	24.80%	2.50%
Increase with respect to Texas Gross Margin Tax			8
Decrease in recognizing tax benefit pertaining to changes for tax on preferred share dividends			18

RETIREMENT AND POSTRETIREMENT BENEFITS (Details)	Jun. 30, 2013 item
RETIREMENT AND POSTRETIREMENT BENEFITS
Number of registered pension plans	3
Number of supplemental pension plans	4

RETIREMENT AND POSTRETIREMENT BENEFITS (Details 2) (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net Benefit Costs Recognized
Benefits earned during the period	29	25	57	48
Interest cost on projected benefit obligations	21	20	43	41
Expected return on plan assets	(26)	(24)	(52)	(48)
Amortization of prior service costs			1
Amortization of actuarial loss	13	6	26	12
Net defined benefit costs on an accrual basis	37	27	75	53
Offsetting regulatory assets	1	5	2	10
Other Postretirement Plans
Net Benefit Costs Recognized
Net defined benefit costs on an accrual basis	5	5	9	9

CONTINGENCIES (Details) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended				6 Months Ended		0 Months Ended	3 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EEP USD ($)	Jun. 30, 2013 EEP CAD	Mar. 31, 2012 EEP USD ($)	Mar. 31, 2012 EEP CAD	Jun. 30, 2013 Line 6B Crude Oil Release USD ($)	Jun. 30, 2013 Line 6B Crude Oil Release CAD	Apr. 30, 2011 Line 6B Crude Oil Release EEP USD ($)	Jun. 30, 2013 Line 6B Crude Oil Release EEP USD ($) item	Mar. 31, 2013 Line 6B Crude Oil Release EEP USD ($)	Sep. 30, 2012 Line 6B Crude Oil Release EEP USD ($)	Jun. 30, 2013 Line 6B Crude Oil Release EEP USD ($) item	Jun. 30, 2013 Line 6A Crude Oil Release EEP item
COMMITMENTS AND CONTINGENCIES
Ownership interest (as a percent)		21.10%	21.10%
Estimated cost									$ 1,035			$ 1,035
Estimated cost, net of tax							167
Increase in estimated cost									40	175		215
Increase in estimated cost, net of tax							30
Civil penalty											3.7
Aggregate limited amount for pollution liability under insurance program	685							650
Amount of insurance claim recognized		42		50		547
Amount of insurance claim recognized, net of tax			6		7
Number of actions or claims filed									45			45	1

SUBSEQUENT EVENTS (Details) (Subsequent Event, Saint Robert Bellarmin Wind Project, CAD) In Millions, unless otherwise specified	0 Months Ended
Jul. 19, 2013 MW
Subsequent Event | Saint Robert Bellarmin Wind Project
Subsequent Events
Ownership interest acquired (as a percent)	50.00%
Capacity of the wind energy project (in megawatts)	80
Cash consideration	106